UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut Street, Suite 1580 Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/24

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a) The report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Annual Shareholder Report

October 31, 2024

Commerce Growth Fund

CFGRX

Fund Overview

This Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$88	0.73%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce Growth Fund generated an annualized total return of 40.89% vs 43.77% annualized total return of the Russell 1000 Growth Index for the same period.

Top Contributors to Performance

  Underweight position in the Consumer Discretionary and the Consumer Staples sectors.

  Strong security selection in the Consumer Staples sector with strong performance from Costco Wholesale Corporation (COST) (1.21%) and Performance Food Group Company (PFGC) (1.01%).

  Strong security selection in the Information Technology sector with strong results from NVIDIA Corporation (NVDA) (10.59%) and Broadcom Inc (AVGO) (2.36%)

Top Detractors from Performance

  Underweight position to the Communication Services sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Lululemon Athletica, Inc (LULU) (0.00%)and Starbucks Corporation (SBUX) (0.00%).

  Weak security selection in the Industrials sector with weak results from Rockwell Automation, Inc. (ROK) (0.85%) and Lincoln Electric Holdings, Inc. (LECO) (0.00%).

Annual Shareholder Report

October 31, 2024

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell 1000® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$10,369	$10,262	$10,317
12/14	$10,302	$10,238	$10,209
01/15	$10,095	$9,957	$10,053
02/15	$10,711	$10,532	$10,723
03/15	$10,567	$10,401	$10,601
04/15	$10,512	$10,475	$10,654
05/15	$10,718	$10,612	$10,804
06/15	$10,464	$10,413	$10,614
07/15	$10,862	$10,613	$10,974
08/15	$10,243	$9,975	$10,307
09/15	$10,059	$9,702	$10,052
10/15	$10,851	$10,486	$10,918
11/15	$10,962	$10,521	$10,949
12/15	$10,866	$10,332	$10,788
01/16	$10,499	$9,776	$10,186
02/16	$10,499	$9,772	$10,181
03/16	$11,179	$10,453	$10,868
04/16	$11,125	$10,510	$10,769
05/16	$11,401	$10,694	$10,978
06/16	$11,479	$10,718	$10,935
07/16	$11,862	$11,127	$11,451
08/16	$11,817	$11,141	$11,394
09/16	$11,834	$11,150	$11,436
10/16	$11,463	$10,933	$11,167
11/16	$11,619	$11,364	$11,410
12/16	$11,809	$11,577	$11,551
01/17	$12,150	$11,810	$11,941
02/17	$12,710	$12,267	$12,437
03/17	$12,859	$12,275	$12,580
04/17	$13,165	$12,405	$12,868
05/17	$13,523	$12,563	$13,203
06/17	$13,466	$12,651	$13,168
07/17	$13,755	$12,901	$13,518
08/17	$13,947	$12,942	$13,766
09/17	$14,061	$13,217	$13,945
10/17	$14,520	$13,520	$14,485
11/17	$14,997	$13,933	$14,925
12/17	$15,062	$14,088	$15,041
01/18	$15,904	$14,861	$16,107
02/18	$15,382	$14,316	$15,684
03/18	$15,086	$13,991	$15,254
04/18	$15,067	$14,038	$15,308
05/18	$15,645	$14,397	$15,978
06/18	$15,802	$14,490	$16,132
07/18	$16,431	$14,990	$16,606
08/18	$17,162	$15,506	$17,514
09/18	$17,315	$15,565	$17,612
10/18	$16,006	$14,464	$16,037
11/18	$16,288	$14,758	$16,207
12/18	$14,933	$13,414	$14,814
01/19	$16,074	$14,538	$16,145
02/19	$16,680	$15,030	$16,723
03/19	$17,184	$15,292	$17,199
04/19	$18,096	$15,910	$17,976
05/19	$17,220	$14,896	$16,840
06/19	$18,345	$15,942	$17,997
07/19	$18,707	$16,189	$18,403
08/19	$18,630	$15,893	$18,262
09/19	$18,732	$16,168	$18,265
10/19	$19,063	$16,511	$18,779
11/19	$19,761	$17,135	$19,613
12/19	$20,241	$17,629	$20,204
01/20	$20,705	$17,649	$20,656
02/20	$19,172	$16,206	$19,249
03/20	$17,157	$14,065	$17,356
04/20	$19,490	$15,923	$19,924
05/20	$20,716	$16,763	$21,261
06/20	$21,283	$17,134	$22,187
07/20	$22,785	$18,137	$23,894
08/20	$24,491	$19,469	$26,360
09/20	$23,568	$18,757	$25,120
10/20	$22,855	$18,305	$24,267
11/20	$24,988	$20,460	$26,751
12/20	$26,097	$21,325	$27,982
01/21	$25,787	$21,150	$27,775
02/21	$25,877	$21,762	$27,768
03/21	$26,592	$22,586	$28,245
04/21	$28,343	$23,802	$30,167
05/21	$27,858	$23,915	$29,750
06/21	$29,243	$24,514	$31,616
07/21	$30,256	$25,023	$32,658
08/21	$31,275	$25,748	$33,879
09/21	$29,372	$24,565	$31,982
10/21	$31,736	$26,269	$34,752
11/21	$31,899	$25,917	$34,964
12/21	$33,076	$26,967	$35,704
01/22	$30,448	$25,446	$32,639
02/22	$29,121	$24,748	$31,253
03/22	$30,297	$25,583	$32,476
04/22	$27,119	$23,303	$28,554
05/22	$26,459	$23,267	$27,890
06/22	$24,485	$21,319	$25,681
07/22	$27,450	$23,304	$28,763
08/22	$26,205	$22,409	$27,423
09/22	$23,777	$20,336	$24,757
10/22	$25,132	$21,967	$26,204
11/22	$26,170	$23,155	$27,398
12/22	$24,271	$21,809	$25,301
01/23	$26,101	$23,271	$27,409
02/23	$25,858	$22,717	$27,084
03/23	$27,357	$23,436	$28,935
04/23	$27,666	$23,726	$29,221
05/23	$28,305	$23,837	$30,553
06/23	$30,150	$25,447	$32,642
07/23	$30,914	$26,322	$33,742
08/23	$30,671	$25,861	$33,439
09/23	$29,136	$24,646	$31,620
10/23	$28,798	$24,050	$31,170
11/23	$31,891	$26,296	$34,568
12/23	$33,089	$27,595	$36,098
01/24	$33,674	$27,979	$36,999
02/24	$35,758	$29,490	$39,523
03/24	$36,435	$30,436	$40,219
04/24	$35,035	$29,141	$38,513
05/24	$36,989	$30,513	$40,819
06/24	$39,143	$31,523	$43,571
07/24	$38,897	$31,981	$42,830
08/24	$39,789	$32,740	$43,722
09/24	$40,650	$33,440	$44,961
10/24	$40,573	$33,206	$44,812

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Growth Fund	40.89%	16.31%	15.03%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Growth Index to the Russell 1000 Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$240,610,559
# of Portfolio Holdings	59
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$937,930

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.9%
Materials	0.9%
Energy	1.9%
Consumer Staples	3.1%
Industrials	5.6%
Financials	7.0%
Health Care	8.4%
Communication Services	11.9%
Consumer Discretionary	14.0%
Information Technology	46.4%

Annual Shareholder Report

October 31, 2024

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Corporate Issuers (% of Total Net Assets)

Apple, Inc.	11.4%
NVIDIA Corp.	10.6%
Microsoft Corp.	10.2%
Alphabet, Inc. A	6.1%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc. A	3.8%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.1%
Visa, Inc. A	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2024

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626406_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce MidCap Value Fund

CFMVX

Fund Overview

This Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 13, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce MidCap Value Fund	$77	0.70%Footnote Reference**
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.
Footnote**	Annualized

How did the Fund perform last year and what affected its performance?

From the period November 13, 2023 (commencement of operation) to October 31, 2024, the Commerce MidCap Value Fund generated a total return of 28.82% vs 29.36% total return of the Russell MidCap Value Index for the same period.

Top Contributors to Performance

  Underweight position in the Health Care sector.

  Strong security selection in the Energy sector with strong performance from ONEOK, Inc. (OKE) (1.22%) and Texas Pacific Land Corporation (TPL) (1.59%).

  Strong security selection in the Health Care sector with strong results from HCA Healthcare, Inc. (HCA) (1.07%) and Quest Diagnostics, Inc. (DGX) (1.19%).

Top Detractors from Performance

  Overweight position to the Information Technology sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Advance Auto Parts, Inc. (AAP) (1.03%) and Whirlpool Corporation (WHR) (0.00%).

  Weak security selection in the Industrials sector with weak results from Huntington Ingalls Industries, Inc. (HII) (0.83%) and C.H. Robinson Worldwide, Inc. (CHRW) (0.00%).

Annual Shareholder Report

October 31, 2024

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell Midcap® Value Index
11/13/2023	$10,000	$9,993	$9,971
11/30/2023	$10,570	$10,389	$10,561
12/31/2023	$11,347	$10,902	$11,384
1/31/2024	$11,080	$11,054	$11,180
2/29/2024	$11,517	$11,651	$11,714
3/31/2024	$12,146	$12,024	$12,320
4/30/2024	$11,501	$11,513	$11,676
5/31/2024	$11,808	$12,055	$12,095
6/30/2024	$11,772	$12,454	$11,901
7/31/2024	$12,568	$12,635	$12,620
8/31/2024	$12,862	$12,935	$12,858
9/30/2024	$13,035	$13,211	$13,100
10/31/2024	$12,882	$13,119	$12,936

Average Annual Total Returns (%)

AATR	Since Inception 11/13/23
Commerce MidCap Value Fund	28.82%
Russell 1000® Index	31.19%
Russell Midcap® Value Index	29.36%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Russell MidCap Value Index to the Russell 1000 Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$38,880,038
# of Portfolio Holdings	82
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	11.2%
Energy	5.3%
Materials	7.1%
Utilities	7.2%
Health Care	8.1%
Information Technology	8.2%
Consumer Discretionary	9.4%
Real Estate	9.5%
Industrials	16.5%
Financials	17.5%

Annual Shareholder Report

October 31, 2024

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	3.7%
Texas Pacific Land Corp.	1.6%
Allison Transmission Holdings, Inc.	1.4%
Williams Cos., Inc.	1.4%
Unum Group	1.4%
Digital Realty Trust, Inc.	1.4%
Travel & Leisure Co.	1.3%
Corning, Inc.	1.3%
Cummins, Inc.	1.3%
U.S. Bancorp	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2024

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626711_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce MidCap Growth Fund

CFAGX

Fund Overview

This Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$94	0.83%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce MidCap Growth Fund generated an annualized total return of 27.32% vs 38.67% annualized total return of the Russell MidCap Growth Index for the same period.

Top Contributors to Performance

  Overweight position in the Real Estate sector.

  Strong security selection in the Consumer Staples sector with strong performance from Casey’s General Stores, Inc. (CASY) (1.22%).

  Strong security selection in the Energy sector with strong results from Targa Resources Corp. (TRGP) (1.34%) and Texas Pacific Land Corporation (TPL) (1.71%).

  Strong security selection in the Materials sector with strong performance from RPM International, Inc. (RPM) (1.25%).

Top Detractors from Performance

  Overweight position to the Consumer Staples sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Five Below Inc (FIVE) (0.00%) and ULTA Beauty Inc (ULTA) (0.00%).

  Weak security selection in the  Financials sector with weak results from Coinbase Global Inc (COIN) (0.00%).

  Weak security selection in the Industrials sector with poor performance from Paycom Software Inc (PAYC) (0.00%) and C.H. Robinson Worldwide Inc (CHRW) (0.00%).

Annual Shareholder Report

October 31, 2024

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell Midcap® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$10,353	$10,262	$10,329
12/14	$10,349	$10,238	$10,299
01/15	$10,165	$9,957	$10,126
02/15	$10,773	$10,532	$10,823
03/15	$10,725	$10,401	$10,853
04/15	$10,550	$10,475	$10,777
05/15	$10,734	$10,612	$10,905
06/15	$10,642	$10,413	$10,729
07/15	$10,835	$10,613	$10,903
08/15	$10,390	$9,975	$10,269
09/15	$10,124	$9,702	$9,872
10/15	$10,702	$10,486	$10,494
11/15	$10,737	$10,521	$10,516
12/15	$10,489	$10,332	$10,279
01/16	$10,032	$9,776	$9,501
02/16	$10,235	$9,772	$9,650
03/16	$10,846	$10,453	$10,338
04/16	$10,950	$10,510	$10,332
05/16	$11,146	$10,694	$10,501
06/16	$11,249	$10,718	$10,500
07/16	$11,639	$11,127	$11,020
08/16	$11,584	$11,141	$10,988
09/16	$11,536	$11,150	$10,982
10/16	$11,156	$10,933	$10,536
11/16	$11,523	$11,364	$10,994
12/16	$11,632	$11,577	$11,032
01/17	$11,907	$11,810	$11,400
02/17	$12,382	$12,267	$11,728
03/17	$12,446	$12,275	$11,793
04/17	$12,657	$12,405	$11,968
05/17	$12,884	$12,563	$12,253
06/17	$12,962	$12,651	$12,290
07/17	$13,023	$12,901	$12,495
08/17	$13,057	$12,942	$12,583
09/17	$13,430	$13,217	$12,939
10/17	$13,725	$13,520	$13,301
11/17	$14,241	$13,933	$13,746
12/17	$14,350	$14,088	$13,820
01/18	$14,881	$14,861	$14,602
02/18	$14,369	$14,316	$14,143
03/18	$14,423	$13,991	$14,120
04/18	$14,314	$14,038	$13,987
05/18	$14,623	$14,397	$14,510
06/18	$14,903	$14,490	$14,566
07/18	$15,335	$14,990	$14,879
08/18	$15,982	$15,506	$15,736
09/18	$15,985	$15,565	$15,669
10/18	$14,692	$14,464	$14,118
11/18	$15,063	$14,758	$14,477
12/18	$13,726	$13,414	$13,163
01/19	$14,917	$14,538	$14,676
02/19	$15,839	$15,030	$15,536
03/19	$16,204	$15,292	$15,746
04/19	$17,046	$15,910	$16,454
05/19	$16,416	$14,896	$15,507
06/19	$17,575	$15,942	$16,596
07/19	$17,740	$16,189	$16,984
08/19	$17,487	$15,893	$16,675
09/19	$17,483	$16,168	$16,485
10/19	$17,595	$16,511	$16,790
11/19	$18,193	$17,135	$17,626
12/19	$18,442	$17,629	$17,832
01/20	$18,574	$17,649	$17,999
02/20	$17,188	$16,206	$16,758
03/20	$14,874	$14,065	$14,259
04/20	$16,739	$15,923	$16,491
05/20	$18,129	$16,763	$18,148
06/20	$18,403	$17,134	$18,573
07/20	$20,059	$18,137	$20,057
08/20	$20,538	$19,469	$20,603
09/20	$20,076	$18,757	$20,314
10/20	$19,896	$18,305	$20,339
11/20	$21,821	$20,460	$23,071
12/20	$22,816	$21,325	$24,178
01/21	$22,802	$21,150	$24,097
02/21	$23,186	$21,762	$24,509
03/21	$23,700	$22,586	$24,041
04/21	$24,892	$23,802	$25,392
05/21	$24,486	$23,915	$25,004
06/21	$25,231	$24,514	$26,703
07/21	$26,080	$25,023	$26,978
08/21	$26,544	$25,748	$27,849
09/21	$25,160	$24,565	$26,500
10/21	$26,553	$26,269	$28,358
11/21	$25,870	$25,917	$27,160
12/21	$27,224	$26,967	$27,255
01/22	$24,357	$25,446	$23,738
02/22	$23,830	$24,748	$23,450
03/22	$24,201	$25,583	$23,826
04/22	$22,136	$23,303	$21,144
05/22	$21,695	$23,267	$20,325
06/22	$20,313	$21,319	$18,806
07/22	$22,615	$23,304	$21,107
08/22	$21,711	$22,409	$20,416
09/22	$19,974	$20,336	$18,683
10/22	$21,620	$21,967	$20,151
11/22	$22,819	$23,155	$21,248
12/22	$21,692	$21,809	$19,972
01/23	$22,975	$23,271	$21,715
02/23	$22,454	$22,717	$21,501
03/23	$22,789	$23,436	$21,797
04/23	$22,723	$23,726	$21,481
05/23	$22,071	$23,837	$21,495
06/23	$23,644	$25,447	$23,156
07/23	$24,291	$26,322	$23,857
08/23	$23,858	$25,861	$23,070
09/23	$22,750	$24,646	$21,946
10/23	$21,923	$24,050	$20,826
11/23	$24,138	$26,296	$23,367
12/23	$25,539	$27,595	$25,139
01/24	$25,392	$27,979	$25,003
02/24	$26,443	$29,490	$26,883
03/24	$27,189	$30,436	$27,526
04/24	$25,539	$29,141	$25,927
05/24	$26,291	$30,513	$26,204
06/24	$26,702	$31,523	$26,641
07/24	$27,353	$31,981	$26,803
08/24	$27,776	$32,740	$27,469
09/24	$28,152	$33,440	$28,384
10/24	$27,911	$33,206	$28,880

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Midcap Growth Fund	27.32%	9.67%	10.81%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Russell MidCap Growth Index to the Russell 1000 Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$213,008,446
# of Portfolio Holdings	82
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$1,057,032

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	6.7%
Exchange Traded Fund	3.4%
Consumer Staples	3.7%
Communication Services	3.8%
Energy	4.3%
Consumer Discretionary	11.3%
Health Care	13.3%
Financials	14.1%
Industrials	15.9%
Information Technology	23.4%

Annual Shareholder Report

October 31, 2024

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Growth ETF	3.3%
Texas Pacific Land Corp.	1.7%
Blue Owl Capital, Inc.	1.5%
Apollo Global Management, Inc.	1.5%
Exelixis, Inc.	1.4%
Booz Allen Hamilton Holding Corp.	1.4%
Palantir Technologies, Inc. A	1.4%
Trade Desk, Inc. A	1.4%
Ameriprise Financial, Inc.	1.4%
EMCOR Group, Inc.	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2024

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626505_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce Value Fund

CFVLX

Fund Overview

This Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$79	0.70%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce Value Fund generated an annualized total return of 26.48% vs 30.98% annualized total return of the Russell 1000 Value Index for the same period.

Top Contributors to Performance

  Underweight position in the Health Care sector.

  Strong security selection in the Energy sector with strong performance from ONEOK, Inc. (OKE) (1.25%) and Valero Energy Corporation (VLO) (0.00%).

  Strong security selection in the Information Technology sector with strong results from Oracle Corporation (ORCL) (1.98%) and Texas Instruments, Inc. (TXN) (1.95%).

Top Detractors from Performance

  Underweight position to the Real Estate sector.

  Weak security selection in the Consumer Staples sector with poor performance from PepsiCo, Inc. (PEP) (1.84%) and Mondelez International, Inc. Class A (MDLZ) (1.77%).

  Weak security selection in the Industrials sector with weak results from United Parcel Service, Inc. (UPS) (0.00%) and A.O. Smith Corporation (AOS) (1.10%).

Annual Shareholder Report

October 31, 2024

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell 1000® Value Index
10/14	$10,000	$10,000	$10,000
11/14	$10,182	$10,262	$10,205
12/14	$10,231	$10,238	$10,267
01/15	$9,919	$9,957	$9,857
02/15	$10,352	$10,532	$10,334
03/15	$10,195	$10,401	$10,193
04/15	$10,304	$10,475	$10,289
05/15	$10,327	$10,612	$10,412
06/15	$10,100	$10,413	$10,204
07/15	$10,113	$10,613	$10,249
08/15	$9,626	$9,975	$9,639
09/15	$9,465	$9,702	$9,348
10/15	$10,288	$10,486	$10,053
11/15	$10,340	$10,521	$10,091
12/15	$10,137	$10,332	$9,874
01/16	$9,870	$9,776	$9,364
02/16	$9,925	$9,772	$9,362
03/16	$10,577	$10,453	$10,036
04/16	$10,772	$10,510	$10,247
05/16	$10,945	$10,694	$10,406
06/16	$11,210	$10,718	$10,496
07/16	$11,465	$11,127	$10,801
08/16	$11,361	$11,141	$10,884
09/16	$11,280	$11,150	$10,861
10/16	$11,160	$10,933	$10,693
11/16	$11,868	$11,364	$11,304
12/16	$12,087	$11,577	$11,587
01/17	$12,029	$11,810	$11,669
02/17	$12,476	$12,267	$12,089
03/17	$12,269	$12,275	$11,965
04/17	$12,238	$12,405	$11,943
05/17	$12,100	$12,563	$11,931
06/17	$12,283	$12,651	$12,126
07/17	$12,496	$12,901	$12,287
08/17	$12,388	$12,942	$12,144
09/17	$12,848	$13,217	$12,504
10/17	$12,867	$13,520	$12,595
11/17	$13,417	$13,933	$12,980
12/17	$13,642	$14,088	$13,170
01/18	$14,027	$14,861	$13,679
02/18	$13,399	$14,316	$13,026
03/18	$13,095	$13,991	$12,797
04/18	$13,156	$14,038	$12,839
05/18	$13,291	$14,397	$12,915
06/18	$13,409	$14,490	$12,947
07/18	$14,036	$14,990	$13,460
08/18	$14,199	$15,506	$13,659
09/18	$14,281	$15,565	$13,686
10/18	$13,667	$14,464	$12,977
11/18	$14,325	$14,758	$13,364
12/18	$13,219	$13,414	$12,081
01/19	$13,912	$14,538	$13,021
02/19	$14,483	$15,030	$13,437
03/19	$14,624	$15,292	$13,523
04/19	$14,938	$15,910	$14,003
05/19	$14,187	$14,896	$13,102
06/19	$15,087	$15,942	$14,043
07/19	$15,200	$16,189	$14,159
08/19	$15,018	$15,893	$13,743
09/19	$15,525	$16,168	$14,233
10/19	$15,670	$16,511	$14,432
11/19	$16,088	$17,135	$14,878
12/19	$16,390	$17,629	$15,288
01/20	$15,906	$17,649	$14,959
02/20	$14,451	$16,206	$13,510
03/20	$12,356	$14,065	$11,201
04/20	$13,671	$15,923	$12,460
05/20	$13,995	$16,763	$12,887
06/20	$13,978	$17,134	$12,802
07/20	$14,534	$18,137	$13,308
08/20	$14,962	$19,469	$13,858
09/20	$14,701	$18,757	$13,518
10/20	$14,464	$18,305	$13,340
11/20	$16,243	$20,460	$15,135
12/20	$16,534	$21,325	$15,715
01/21	$16,301	$21,150	$15,571
02/21	$17,049	$21,762	$16,512
03/21	$18,401	$22,586	$17,484
04/21	$19,039	$23,802	$18,183
05/21	$19,557	$23,915	$18,607
06/21	$19,257	$24,514	$18,394
07/21	$19,422	$25,023	$18,541
08/21	$19,773	$25,748	$18,909
09/21	$19,042	$24,565	$18,251
10/21	$19,975	$26,269	$19,178
11/21	$19,346	$25,917	$18,502
12/21	$20,620	$26,967	$19,669
01/22	$20,442	$25,446	$19,211
02/22	$20,173	$24,748	$18,988
03/22	$21,001	$25,583	$19,524
04/22	$19,995	$23,303	$18,423
05/22	$20,466	$23,267	$18,781
06/22	$18,913	$21,319	$17,140
07/22	$19,920	$23,304	$18,276
08/22	$19,440	$22,409	$17,732
09/22	$17,666	$20,336	$16,177
10/22	$19,626	$21,967	$17,836
11/22	$20,758	$23,155	$18,950
12/22	$20,010	$21,809	$18,186
01/23	$20,525	$23,271	$19,129
02/23	$19,774	$22,717	$18,454
03/23	$19,524	$23,436	$18,369
04/23	$19,612	$23,726	$18,646
05/23	$18,493	$23,837	$17,927
06/23	$19,555	$25,447	$19,118
07/23	$20,203	$26,322	$19,790
08/23	$19,655	$25,861	$19,256
09/23	$18,820	$24,646	$18,513
10/23	$18,212	$24,050	$17,860
11/23	$19,448	$26,296	$19,207
12/23	$20,506	$27,595	$20,271
01/24	$20,599	$27,979	$20,292
02/24	$21,053	$29,490	$21,041
03/24	$21,968	$30,436	$22,092
04/24	$21,042	$29,141	$21,149
05/24	$21,551	$30,513	$21,819
06/24	$21,519	$31,523	$21,614
07/24	$22,471	$31,981	$22,719
08/24	$22,970	$32,740	$23,328
09/24	$23,302	$33,440	$23,652
10/24	$23,034	$33,206	$23,392

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Value Fund	26.48%	8.01%	8.70%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Value Index to the Russell 1000 Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$271,075,082
# of Portfolio Holdings	58
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$808,528

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	9.6%
Real Estate	4.7%
Utilities	4.9%
Consumer Discretionary	6.3%
Energy	7.4%
Consumer Staples	7.7%
Information Technology	10.3%
Industrials	11.3%
Health Care	14.0%
Financials	23.7%

Annual Shareholder Report

October 31, 2024

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

JPMorgan Chase & Co.	3.1%
Chevron Corp.	3.0%
Duke Energy Corp.	2.4%
iShares Russell 1000 Value ETF	2.4%
Apollo Global Management, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Morgan Stanley	2.3%
Blackstone, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Air Products & Chemicals, Inc.	2.1%

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2024

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626828_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce Bond Fund

CFBNX

Fund Overview

This Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$70	0.66%

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2024, the Fund generated a cumulative total return of 11.05%, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 10.55% for the same period.

Top Contributors to Performance

  Moving the Fund’s target duration from below the benchmark’s duration to neutral.

  Maintaining an overweight position in the corporate bond sector allowed the Fund to capture some excess return relative to Treasuries.

  Maintaining an overweight in BBB-rated holdings contributed to enhancing the Fund’s return.

Top Detractors from Performance

  An underweight position in bonds with 25-30 years remaining to maturity relative to the benchmark diminished returns as longer-maturity bonds outperformed shorter-maturity bonds.

  Security selection in the Aerospace sector, which underperformed the benchmark.

  Raising exposure to the Treasury sector

Annual Shareholder Report

October 31, 2024

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg US Aggregate Bond Index
10/14	$10,000	$10,000
11/14	$10,059	$10,071
12/14	$10,056	$10,080
01/15	$10,247	$10,292
02/15	$10,172	$10,195
03/15	$10,210	$10,242
04/15	$10,189	$10,206
05/15	$10,174	$10,181
06/15	$10,079	$10,070
07/15	$10,118	$10,140
08/15	$10,096	$10,125
09/15	$10,155	$10,194
10/15	$10,149	$10,196
11/15	$10,132	$10,169
12/15	$10,067	$10,136
01/16	$10,135	$10,275
02/16	$10,178	$10,348
03/16	$10,309	$10,443
04/16	$10,393	$10,483
05/16	$10,406	$10,486
06/16	$10,586	$10,674
07/16	$10,671	$10,742
08/16	$10,683	$10,730
09/16	$10,681	$10,723
10/16	$10,636	$10,641
11/16	$10,429	$10,390
12/16	$10,466	$10,404
01/17	$10,506	$10,425
02/17	$10,583	$10,495
03/17	$10,569	$10,489
04/17	$10,656	$10,570
05/17	$10,760	$10,651
06/17	$10,753	$10,641
07/17	$10,813	$10,687
08/17	$10,905	$10,782
09/17	$10,862	$10,731
10/17	$10,895	$10,737
11/17	$10,885	$10,723
12/17	$10,941	$10,773
01/18	$10,845	$10,649
02/18	$10,751	$10,548
03/18	$10,801	$10,615
04/18	$10,725	$10,536
05/18	$10,793	$10,611
06/18	$10,758	$10,598
07/18	$10,776	$10,601
08/18	$10,838	$10,669
09/18	$10,789	$10,600
10/18	$10,699	$10,517
11/18	$10,733	$10,579
12/18	$10,876	$10,774
01/19	$10,990	$10,888
02/19	$11,013	$10,882
03/19	$11,224	$11,091
04/19	$11,261	$11,094
05/19	$11,440	$11,291
06/19	$11,591	$11,432
07/19	$11,630	$11,458
08/19	$11,898	$11,755
09/19	$11,830	$11,692
10/19	$11,865	$11,727
11/19	$11,865	$11,721
12/19	$11,851	$11,713
01/20	$12,101	$11,938
02/20	$12,281	$12,153
03/20	$11,673	$12,082
04/20	$11,990	$12,297
05/20	$12,141	$12,354
06/20	$12,321	$12,432
07/20	$12,556	$12,617
08/20	$12,489	$12,515
09/20	$12,494	$12,509
10/20	$12,437	$12,453
11/20	$12,631	$12,575
12/20	$12,694	$12,592
01/21	$12,638	$12,502
02/21	$12,484	$12,321
03/21	$12,366	$12,168
04/21	$12,483	$12,264
05/21	$12,546	$12,304
06/21	$12,640	$12,390
07/21	$12,764	$12,529
08/21	$12,742	$12,505
09/21	$12,641	$12,397
10/21	$12,636	$12,393
11/21	$12,655	$12,430
12/21	$12,624	$12,398
01/22	$12,366	$12,131
02/22	$12,201	$11,996
03/22	$11,881	$11,662
04/22	$11,497	$11,220
05/22	$11,501	$11,292
06/22	$11,329	$11,115
07/22	$11,571	$11,387
08/22	$11,317	$11,065
09/22	$10,840	$10,587
10/22	$10,692	$10,450
11/22	$11,017	$10,834
12/22	$11,020	$10,785
01/23	$11,373	$11,117
02/23	$11,128	$10,829
03/23	$11,357	$11,104
04/23	$11,452	$11,172
05/23	$11,329	$11,050
06/23	$11,296	$11,011
07/23	$11,307	$11,003
08/23	$11,261	$10,933
09/23	$11,007	$10,655
10/23	$10,850	$10,487
11/23	$11,307	$10,962
12/23	$11,745	$11,381
01/24	$11,744	$11,350
02/24	$11,611	$11,190
03/24	$11,723	$11,293
04/24	$11,446	$11,008
05/24	$11,626	$11,194
06/24	$11,760	$11,300
07/24	$11,974	$11,564
08/24	$12,163	$11,731
09/24	$12,338	$11,888
10/24	$12,050	$11,593

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Bond Fund	11.05%	0.31%	1.88%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,189,317,085
# of Portfolio Holdings	458
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,156,458

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	5.4%
Industrial	2.0%
Consumer, Cyclical	2.2%
Energy	3.4%
Utilities	4.5%
Consumer, Non-cyclical	6.2%
Asset Backed Securities	12.3%
Financial	16.7%
Mortgage Securities	22.6%
Government	24.1%

Annual Shareholder Report

October 31, 2024

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	14.1%
AA	9.8%
A	22.5%
BBB	18.9%
BB	0.7%
B	0.1%
CCC	0.1%
U.S. Govt.	30.4%
Non-Rated	2.5%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2024

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626208_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce Kansas Tax-Free Intermediate Bond Fund

KTXIX

Fund Overview

This Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Kansas Tax-Free Intermediate Bond Fund	$73	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 8.38% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning.

  Overweight to the Hospital and Lease sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Relative overweight to general obligation bonds versus revenue sectors.

  Average credit quality had a negative effect.

  Underweight to the Transportation, Higher Education, and Industrial Development Revenue/Pollution Control Revenue sectors.

Annual Shareholder Report

October 31, 2024

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,013	$10,017	$10,012
12/14	$10,037	$10,068	$10,041
01/15	$10,220	$10,246	$10,207
02/15	$10,145	$10,141	$10,109
03/15	$10,168	$10,170	$10,132
04/15	$10,130	$10,116	$10,091
05/15	$10,116	$10,089	$10,059
06/15	$10,104	$10,079	$10,058
07/15	$10,154	$10,152	$10,124
08/15	$10,173	$10,172	$10,143
09/15	$10,234	$10,246	$10,222
10/15	$10,257	$10,287	$10,264
11/15	$10,271	$10,328	$10,289
12/15	$10,317	$10,400	$10,349
01/16	$10,420	$10,524	$10,481
02/16	$10,428	$10,541	$10,500
03/16	$10,447	$10,574	$10,512
04/16	$10,508	$10,652	$10,581
05/16	$10,516	$10,681	$10,586
06/16	$10,658	$10,851	$10,729
07/16	$10,655	$10,857	$10,743
08/16	$10,662	$10,872	$10,749
09/16	$10,617	$10,818	$10,709
10/16	$10,539	$10,704	$10,611
11/16	$10,223	$10,305	$10,234
12/16	$10,296	$10,426	$10,343
01/17	$10,331	$10,495	$10,421
02/17	$10,383	$10,568	$10,494
03/17	$10,402	$10,591	$10,514
04/17	$10,465	$10,667	$10,596
05/17	$10,599	$10,837	$10,750
06/17	$10,560	$10,798	$10,705
07/17	$10,618	$10,885	$10,790
08/17	$10,676	$10,968	$10,867
09/17	$10,624	$10,912	$10,812
10/17	$10,653	$10,939	$10,829
11/17	$10,601	$10,880	$10,736
12/17	$10,701	$10,994	$10,835
01/18	$10,593	$10,865	$10,726
02/18	$10,557	$10,832	$10,693
03/18	$10,587	$10,872	$10,720
04/18	$10,546	$10,833	$10,689
05/18	$10,637	$10,957	$10,797
06/18	$10,641	$10,967	$10,814
07/18	$10,661	$10,993	$10,850
08/18	$10,664	$11,022	$10,871
09/18	$10,612	$10,950	$10,807
10/18	$10,553	$10,883	$10,757
11/18	$10,675	$11,003	$10,874
12/18	$10,803	$11,135	$11,002
01/19	$10,880	$11,219	$11,101
02/19	$10,935	$11,279	$11,158
03/19	$11,052	$11,458	$11,297
04/19	$11,073	$11,501	$11,321
05/19	$11,196	$11,659	$11,468
06/19	$11,239	$11,702	$11,516
07/19	$11,311	$11,797	$11,612
08/19	$11,445	$11,983	$11,758
09/19	$11,368	$11,887	$11,656
10/19	$11,376	$11,908	$11,686
11/19	$11,384	$11,938	$11,714
12/19	$11,408	$11,974	$11,753
01/20	$11,577	$12,189	$11,947
02/20	$11,694	$12,346	$12,069
03/20	$11,498	$11,899	$11,688
04/20	$11,429	$11,749	$11,593
05/20	$11,748	$12,123	$11,944
06/20	$11,742	$12,223	$12,020
07/20	$11,858	$12,429	$12,203
08/20	$11,815	$12,370	$12,157
09/20	$11,812	$12,373	$12,167
10/20	$11,779	$12,336	$12,135
11/20	$11,875	$12,522	$12,282
12/20	$11,900	$12,598	$12,346
01/21	$11,908	$12,678	$12,409
02/21	$11,771	$12,477	$12,236
03/21	$11,826	$12,554	$12,299
04/21	$11,882	$12,659	$12,384
05/21	$11,896	$12,697	$12,403
06/21	$11,911	$12,732	$12,420
07/21	$11,980	$12,837	$12,519
08/21	$11,959	$12,790	$12,491
09/21	$11,874	$12,698	$12,408
10/21	$11,854	$12,661	$12,369
11/21	$11,917	$12,769	$12,441
12/21	$11,926	$12,789	$12,461
01/22	$11,644	$12,439	$12,133
02/22	$11,607	$12,395	$12,094
03/22	$11,318	$11,993	$11,749
04/22	$10,994	$11,661	$11,482
05/22	$11,165	$11,834	$11,652
06/22	$10,996	$11,641	$11,543
07/22	$11,264	$11,948	$11,821
08/22	$11,015	$11,686	$11,606
09/22	$10,634	$11,238	$11,228
10/22	$10,571	$11,144	$11,179
11/22	$11,018	$11,666	$11,599
12/22	$11,059	$11,699	$11,660
01/23	$11,324	$12,035	$11,940
02/23	$11,057	$11,763	$11,702
03/23	$11,282	$12,024	$11,940
04/23	$11,234	$11,996	$11,908
05/23	$11,105	$11,892	$11,793
06/23	$11,186	$12,012	$11,886
07/23	$11,199	$12,059	$11,934
08/23	$11,065	$11,885	$11,801
09/23	$10,753	$11,537	$11,513
10/23	$10,638	$11,439	$11,458
11/23	$11,251	$12,165	$12,051
12/23	$11,507	$12,448	$12,295
01/24	$11,466	$12,384	$12,243
02/24	$11,475	$12,400	$12,255
03/24	$11,453	$12,400	$12,254
04/24	$11,345	$12,246	$12,117
05/24	$11,273	$12,210	$12,035
06/24	$11,421	$12,397	$12,199
07/24	$11,505	$12,510	$12,310
08/24	$11,591	$12,609	$12,421
09/24	$11,683	$12,734	$12,528
10/24	$11,530	$12,548	$12,358

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Kansas Tax-Free Intermediate Bond Fund	8.38%	0.27%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 3-15 Year Blend Municipal Bond Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$118,231,184
# of Portfolio Holdings	120
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$414,989

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Power	1.7%
Prerefunded/Escrow to Maturity	2.3%
Higher Education	2.6%
Water/Sewer	4.1%
Transportation	4.2%
Limited Tax	8.8%
Hospital	11.1%
Lease	12.5%
General Obligations	51.0%

Annual Shareholder Report

October 31, 2024

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	6.8%
AA	66.8%
A	18.2%
BBB	2.6%
Non-Rated	3.8%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Annual Shareholder Report

October 31, 2024

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626786_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce Missouri Tax-Free Intermediate Bond Fund

CFMOX

Fund Overview

This Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Missouri Tax-Free Intermediate Bond Fund	$73	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 8.89% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning supported returns on a relative basis.

  Overweight to the Hospital, Housing, and Lease sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Average credit quality had a negative effect.

  Underweight to the Transportation, Higher Education, and Industrial Development Revenue/Pollution Control Revenue sectors.

  The Fund’s cash position was a slight drag on relative performance.

Annual Shareholder Report

October 31, 2024

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,019	$10,017	$10,012
12/14	$10,053	$10,068	$10,041
01/15	$10,223	$10,246	$10,207
02/15	$10,142	$10,141	$10,109
03/15	$10,167	$10,170	$10,132
04/15	$10,130	$10,116	$10,091
05/15	$10,114	$10,089	$10,059
06/15	$10,103	$10,079	$10,058
07/15	$10,153	$10,152	$10,124
08/15	$10,168	$10,172	$10,143
09/15	$10,232	$10,246	$10,222
10/15	$10,247	$10,287	$10,264
11/15	$10,275	$10,328	$10,289
12/15	$10,322	$10,400	$10,349
01/16	$10,438	$10,524	$10,481
02/16	$10,450	$10,541	$10,500
03/16	$10,465	$10,574	$10,512
04/16	$10,528	$10,652	$10,581
05/16	$10,537	$10,681	$10,586
06/16	$10,670	$10,851	$10,729
07/16	$10,674	$10,857	$10,743
08/16	$10,679	$10,872	$10,749
09/16	$10,652	$10,818	$10,709
10/16	$10,577	$10,704	$10,611
11/16	$10,243	$10,305	$10,234
12/16	$10,329	$10,426	$10,343
01/17	$10,367	$10,495	$10,421
02/17	$10,439	$10,568	$10,494
03/17	$10,466	$10,591	$10,514
04/17	$10,532	$10,667	$10,596
05/17	$10,668	$10,837	$10,750
06/17	$10,641	$10,798	$10,705
07/17	$10,701	$10,885	$10,790
08/17	$10,772	$10,968	$10,867
09/17	$10,717	$10,912	$10,812
10/17	$10,756	$10,939	$10,829
11/17	$10,706	$10,880	$10,736
12/17	$10,794	$10,994	$10,835
01/18	$10,668	$10,865	$10,726
02/18	$10,635	$10,832	$10,693
03/18	$10,672	$10,872	$10,720
04/18	$10,628	$10,833	$10,689
05/18	$10,733	$10,957	$10,797
06/18	$10,733	$10,967	$10,814
07/18	$10,742	$10,993	$10,850
08/18	$10,758	$11,022	$10,871
09/18	$10,707	$10,950	$10,807
10/18	$10,639	$10,883	$10,757
11/18	$10,763	$11,003	$10,874
12/18	$10,881	$11,135	$11,002
01/19	$10,954	$11,219	$11,101
02/19	$11,005	$11,279	$11,158
03/19	$11,140	$11,458	$11,297
04/19	$11,167	$11,501	$11,321
05/19	$11,302	$11,659	$11,468
06/19	$11,346	$11,702	$11,516
07/19	$11,423	$11,797	$11,612
08/19	$11,558	$11,983	$11,758
09/19	$11,480	$11,887	$11,656
10/19	$11,487	$11,908	$11,686
11/19	$11,501	$11,938	$11,714
12/19	$11,526	$11,974	$11,753
01/20	$11,678	$12,189	$11,947
02/20	$11,797	$12,346	$12,069
03/20	$11,584	$11,899	$11,688
04/20	$11,505	$11,749	$11,593
05/20	$11,791	$12,123	$11,944
06/20	$11,809	$12,223	$12,020
07/20	$11,915	$12,429	$12,203
08/20	$11,879	$12,370	$12,157
09/20	$11,874	$12,373	$12,167
10/20	$11,843	$12,336	$12,135
11/20	$11,938	$12,522	$12,282
12/20	$11,972	$12,598	$12,346
01/21	$11,989	$12,678	$12,409
02/21	$11,884	$12,477	$12,236
03/21	$11,924	$12,554	$12,299
04/21	$11,989	$12,659	$12,384
05/21	$12,012	$12,697	$12,403
06/21	$12,030	$12,732	$12,420
07/21	$12,108	$12,837	$12,519
08/21	$12,078	$12,790	$12,491
09/21	$11,989	$12,698	$12,408
10/21	$11,971	$12,661	$12,369
11/21	$12,049	$12,769	$12,441
12/21	$12,054	$12,789	$12,461
01/22	$11,777	$12,439	$12,133
02/22	$11,723	$12,395	$12,094
03/22	$11,439	$11,993	$11,749
04/22	$11,148	$11,661	$11,482
05/22	$11,310	$11,834	$11,652
06/22	$11,164	$11,641	$11,543
07/22	$11,424	$11,948	$11,821
08/22	$11,162	$11,686	$11,606
09/22	$10,790	$11,238	$11,228
10/22	$10,729	$11,144	$11,179
11/22	$11,181	$11,666	$11,599
12/22	$11,205	$11,699	$11,660
01/23	$11,500	$12,035	$11,940
02/23	$11,238	$11,763	$11,702
03/23	$11,473	$12,024	$11,940
04/23	$11,444	$11,996	$11,908
05/23	$11,310	$11,892	$11,793
06/23	$11,398	$12,012	$11,886
07/23	$11,412	$12,059	$11,934
08/23	$11,283	$11,885	$11,801
09/23	$10,963	$11,537	$11,513
10/23	$10,805	$11,439	$11,458
11/23	$11,474	$12,165	$12,051
12/23	$11,751	$12,448	$12,295
01/24	$11,709	$12,384	$12,243
02/24	$11,718	$12,400	$12,255
03/24	$11,696	$12,400	$12,254
04/24	$11,586	$12,246	$12,117
05/24	$11,495	$12,210	$12,035
06/24	$11,644	$12,397	$12,199
07/24	$11,742	$12,510	$12,310
08/24	$11,828	$12,609	$12,421
09/24	$11,940	$12,734	$12,528
10/24	$11,766	$12,548	$12,358

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Missouri Tax-Free Intermediate Bond Fund	8.89%	0.48%	1.64%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 3-15 Year Blend Municipal Bond Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$238,610,359
# of Portfolio Holdings	221
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$957,390

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.4%
Water/Sewer	0.5%
Power	1.3%
Higher Education	4.0%
Single Family Housing	4.1%
Limited Tax	5.6%
Transportation	5.7%
Hospital	12.0%
General Obligations	25.9%
Lease	40.7%

Annual Shareholder Report

October 31, 2024

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AA	56.6%
A	38.7%
BBB	3.1%
Non-Rated	1.5%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Annual Shareholder Report

October 31, 2024

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626802_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce National Tax-Free Intermediate Bond Fund

CFNLX

Fund Overview

This Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$66	0.63%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 8.99% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning supported returns on a relative basis.

  Overweight to the Hospital, Housing, Lease, Higher Education and Limited Tax sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Average credit quality had a negative effect.

  Underweight to the Transportation and Industrial Development Revenue/Pollution Control Revenue sectors.

  The Fund’s cash position was a slight drag on relative performance.

Annual Shareholder Report

October 31, 2024

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,017	$10,017	$10,012
12/14	$10,058	$10,068	$10,041
01/15	$10,225	$10,246	$10,207
02/15	$10,135	$10,141	$10,109
03/15	$10,174	$10,170	$10,132
04/15	$10,129	$10,116	$10,091
05/15	$10,106	$10,089	$10,059
06/15	$10,083	$10,079	$10,058
07/15	$10,143	$10,152	$10,124
08/15	$10,161	$10,172	$10,143
09/15	$10,238	$10,246	$10,222
10/15	$10,263	$10,287	$10,264
11/15	$10,293	$10,328	$10,289
12/15	$10,356	$10,400	$10,349
01/16	$10,495	$10,524	$10,481
02/16	$10,499	$10,541	$10,500
03/16	$10,528	$10,574	$10,512
04/16	$10,589	$10,652	$10,581
05/16	$10,597	$10,681	$10,586
06/16	$10,755	$10,851	$10,729
07/16	$10,752	$10,857	$10,743
08/16	$10,765	$10,872	$10,749
09/16	$10,737	$10,818	$10,709
10/16	$10,649	$10,704	$10,611
11/16	$10,272	$10,305	$10,234
12/16	$10,361	$10,426	$10,343
01/17	$10,412	$10,495	$10,421
02/17	$10,482	$10,568	$10,494
03/17	$10,512	$10,591	$10,514
04/17	$10,592	$10,667	$10,596
05/17	$10,738	$10,837	$10,750
06/17	$10,708	$10,798	$10,705
07/17	$10,765	$10,885	$10,790
08/17	$10,844	$10,968	$10,867
09/17	$10,781	$10,912	$10,812
10/17	$10,821	$10,939	$10,829
11/17	$10,757	$10,880	$10,736
12/17	$10,859	$10,994	$10,835
01/18	$10,718	$10,865	$10,726
02/18	$10,683	$10,832	$10,693
03/18	$10,718	$10,872	$10,720
04/18	$10,677	$10,833	$10,689
05/18	$10,780	$10,957	$10,797
06/18	$10,783	$10,967	$10,814
07/18	$10,797	$10,993	$10,850
08/18	$10,818	$11,022	$10,871
09/18	$10,749	$10,950	$10,807
10/18	$10,680	$10,883	$10,757
11/18	$10,803	$11,003	$10,874
12/18	$10,945	$11,135	$11,002
01/19	$11,028	$11,219	$11,101
02/19	$11,090	$11,279	$11,158
03/19	$11,230	$11,458	$11,297
04/19	$11,257	$11,501	$11,321
05/19	$11,415	$11,659	$11,468
06/19	$11,458	$11,702	$11,516
07/19	$11,547	$11,797	$11,612
08/19	$11,705	$11,983	$11,758
09/19	$11,615	$11,887	$11,656
10/19	$11,629	$11,908	$11,686
11/19	$11,637	$11,938	$11,714
12/19	$11,669	$11,974	$11,753
01/20	$11,851	$12,189	$11,947
02/20	$11,981	$12,346	$12,069
03/20	$11,732	$11,899	$11,688
04/20	$11,634	$11,749	$11,593
05/20	$11,955	$12,123	$11,944
06/20	$11,990	$12,223	$12,020
07/20	$12,142	$12,429	$12,203
08/20	$12,100	$12,370	$12,157
09/20	$12,105	$12,373	$12,167
10/20	$12,073	$12,336	$12,135
11/20	$12,172	$12,522	$12,282
12/20	$12,214	$12,598	$12,346
01/21	$12,242	$12,678	$12,409
02/21	$12,093	$12,477	$12,236
03/21	$12,132	$12,554	$12,299
04/21	$12,207	$12,659	$12,384
05/21	$12,246	$12,697	$12,403
06/21	$12,255	$12,732	$12,420
07/21	$12,341	$12,837	$12,519
08/21	$12,309	$12,790	$12,491
09/21	$12,222	$12,698	$12,408
10/21	$12,195	$12,661	$12,369
11/21	$12,264	$12,769	$12,441
12/21	$12,263	$12,789	$12,461
01/22	$11,956	$12,439	$12,133
02/22	$11,911	$12,395	$12,094
03/22	$11,596	$11,993	$11,749
04/22	$11,300	$11,661	$11,482
05/22	$11,468	$11,834	$11,652
06/22	$11,331	$11,641	$11,543
07/22	$11,610	$11,948	$11,821
08/22	$11,344	$11,686	$11,606
09/22	$10,963	$11,238	$11,228
10/22	$10,907	$11,144	$11,179
11/22	$11,356	$11,666	$11,599
12/22	$11,389	$11,699	$11,660
01/23	$11,686	$12,035	$11,940
02/23	$11,402	$11,763	$11,702
03/23	$11,645	$12,024	$11,940
04/23	$11,609	$11,996	$11,908
05/23	$11,479	$11,892	$11,793
06/23	$11,561	$12,012	$11,886
07/23	$11,582	$12,059	$11,934
08/23	$11,452	$11,885	$11,801
09/23	$11,134	$11,537	$11,513
10/23	$11,005	$11,439	$11,458
11/23	$11,657	$12,165	$12,051
12/23	$11,937	$12,448	$12,295
01/24	$11,896	$12,384	$12,243
02/24	$11,902	$12,400	$12,255
03/24	$11,895	$12,400	$12,254
04/24	$11,780	$12,246	$12,117
05/24	$11,709	$12,210	$12,035
06/24	$11,868	$12,397	$12,199
07/24	$11,969	$12,510	$12,310
08/24	$12,065	$12,609	$12,421
09/24	$12,174	$12,734	$12,528
10/24	$11,994	$12,548	$12,358

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce National Tax-Free Intermediate Bond Fund	8.99%	0.62%	1.83%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 3-15 Year Blend Municipal Bond Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$369,425,514
# of Portfolio Holdings	351
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,278,487

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Student	2.9%
Water/Sewer	3.3%
Single Family Housing	5.0%
Other	5.4%
Higher Education	8.1%
Transportation	10.1%
Limited Tax	11.5%
Lease	14.5%
Hospital	15.7%
General Obligations	22.3%

Annual Shareholder Report

October 31, 2024

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	6.7%
AA	55.2%
A	35.7%
Non-Rated	0.6%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Annual Shareholder Report

October 31, 2024

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626703_TSR_AR

Annual Shareholder Report

October 31, 2024

Commerce Short-Term Government Fund

CFSTX

Fund Overview

This Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Short-Term Government Fund	$70	0.68%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2024, the Fund generated a cumulative total return of 6.41%, outperforming the Bloomberg U.S. 1-5 Year Government Bond Index which returned 6.21% for the same period.

Top Contributors to Performance

  The Fund’s overweight to mortgages contributed to performance.

  The Fund benefited from the extension of the Treasury position’s duration.

Top Detractors from Performance

  The Fund held a high liquidity position with shorter maturity holdings (ie., Treasury Bills).

  Maintaining the Fund’s target duration below the benchmark’s duration.

Annual Shareholder Report

October 31, 2024

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg US Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
10/14	$10,000	$10,000	$9,999
11/14	$10,025	$10,071	$10,028
12/14	$9,999	$10,080	$9,997
01/15	$10,072	$10,292	$10,092
02/15	$10,031	$10,195	$10,045
03/15	$10,063	$10,242	$10,085
04/15	$10,065	$10,206	$10,087
05/15	$10,065	$10,181	$10,096
06/15	$10,048	$10,070	$10,087
07/15	$10,065	$10,140	$10,105
08/15	$10,066	$10,125	$10,105
09/15	$10,094	$10,194	$10,156
10/15	$10,081	$10,196	$10,135
11/15	$10,058	$10,169	$10,105
12/15	$10,034	$10,136	$10,090
01/16	$10,113	$10,275	$10,198
02/16	$10,107	$10,348	$10,222
03/16	$10,137	$10,443	$10,246
04/16	$10,144	$10,483	$10,245
05/16	$10,131	$10,486	$10,230
06/16	$10,206	$10,674	$10,328
07/16	$10,206	$10,742	$10,324
08/16	$10,186	$10,730	$10,292
09/16	$10,209	$10,723	$10,310
10/16	$10,192	$10,641	$10,289
11/16	$10,111	$10,390	$10,191
12/16	$10,114	$10,404	$10,193
01/17	$10,132	$10,425	$10,212
02/17	$10,149	$10,495	$10,227
03/17	$10,147	$10,489	$10,233
04/17	$10,180	$10,570	$10,266
05/17	$10,210	$10,651	$10,290
06/17	$10,189	$10,641	$10,275
07/17	$10,214	$10,687	$10,303
08/17	$10,250	$10,782	$10,339
09/17	$10,221	$10,731	$10,304
10/17	$10,224	$10,737	$10,294
11/17	$10,197	$10,723	$10,264
12/17	$10,198	$10,773	$10,263
01/18	$10,145	$10,649	$10,204
02/18	$10,134	$10,548	$10,190
03/18	$10,169	$10,615	$10,223
04/18	$10,137	$10,536	$10,187
05/18	$10,177	$10,611	$10,237
06/18	$10,178	$10,598	$10,236
07/18	$10,166	$10,601	$10,226
08/18	$10,206	$10,669	$10,270
09/18	$10,182	$10,600	$10,242
10/18	$10,185	$10,517	$10,254
11/18	$10,221	$10,579	$10,304
12/18	$10,301	$10,774	$10,420
01/19	$10,336	$10,888	$10,453
02/19	$10,347	$10,882	$10,457
03/19	$10,412	$11,091	$10,547
04/19	$10,428	$11,094	$10,564
05/19	$10,519	$11,291	$10,672
06/19	$10,572	$11,432	$10,742
07/19	$10,562	$11,458	$10,723
08/19	$10,656	$11,755	$10,851
09/19	$10,647	$11,692	$10,824
10/19	$10,667	$11,727	$10,858
11/19	$10,655	$11,721	$10,846
12/19	$10,667	$11,713	$10,861
01/20	$10,754	$11,938	$10,958
02/20	$10,859	$12,153	$11,090
03/20	$10,887	$12,082	$11,269
04/20	$10,924	$12,297	$11,290
05/20	$10,939	$12,354	$11,307
06/20	$10,957	$12,432	$11,315
07/20	$10,976	$12,617	$11,334
08/20	$10,985	$12,515	$11,328
09/20	$10,981	$12,509	$11,330
10/20	$10,957	$12,453	$11,316
11/20	$10,973	$12,575	$11,324
12/20	$10,981	$12,592	$11,332
01/21	$10,989	$12,502	$11,329
02/21	$10,950	$12,321	$11,291
03/21	$10,947	$12,168	$11,267
04/21	$10,967	$12,264	$11,286
05/21	$10,984	$12,304	$11,308
06/21	$10,953	$12,390	$11,279
07/21	$10,994	$12,529	$11,323
08/21	$10,976	$12,505	$11,314
09/21	$10,943	$12,397	$11,282
10/21	$10,896	$12,393	$11,224
11/21	$10,888	$12,430	$11,225
12/21	$10,863	$12,398	$11,198
01/22	$10,772	$12,131	$11,092
02/22	$10,712	$11,996	$11,039
03/22	$10,525	$11,662	$10,822
04/22	$10,409	$11,220	$10,730
05/22	$10,463	$11,292	$10,801
06/22	$10,403	$11,115	$10,729
07/22	$10,469	$11,387	$10,814
08/22	$10,353	$11,065	$10,667
09/22	$10,140	$10,587	$10,489
10/22	$10,077	$10,450	$10,468
11/22	$10,157	$10,834	$10,584
12/22	$10,177	$10,785	$10,587
01/23	$10,296	$11,117	$10,703
02/23	$10,223	$10,829	$10,570
03/23	$10,335	$11,104	$10,784
04/23	$10,373	$11,172	$10,829
05/23	$10,350	$11,050	$10,771
06/23	$10,315	$11,011	$10,689
07/23	$10,347	$11,003	$10,720
08/23	$10,380	$10,933	$10,749
09/23	$10,339	$10,655	$10,709
10/23	$10,314	$10,487	$10,719
11/23	$10,474	$10,962	$10,882
12/23	$10,655	$11,381	$11,051
01/24	$10,693	$11,350	$11,085
02/24	$10,662	$11,190	$11,002
03/24	$10,721	$11,293	$11,046
04/24	$10,661	$11,008	$10,954
05/24	$10,724	$11,194	$11,053
06/24	$10,786	$11,300	$11,132
07/24	$10,875	$11,564	$11,298
08/24	$10,964	$11,731	$11,410
09/24	$11,048	$11,888	$11,511
10/24	$10,975	$11,593	$11,385

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Short-Term Government Fund	6.41%	0.57%	0.93%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%
Bloomberg U.S. 1-5 Year Government Bond Index	6.21%	0.95%	1.31%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Effective October 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. 1-5 Year Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$29,811,101
# of Portfolio Holdings	129
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of securities allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

Value	Value
Investment Company	0.5%
Asset Backed Securities	1.3%
Mortgage Securities	45.3%
Government	51.8%

Annual Shareholder Report

October 31, 2024

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	8.5%
AA	1.1%
BB	0.4%
B	0.2%
U.S. Govt.	87.4%
Non-Rated	1.1%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

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Annual Shareholder Report

October 31, 2024

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626109_TSR_AR

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not Applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

(e) Not Applicable.

(f) A copy of the Registrant’s Code of Ethics is attached as exhibit 13(a)(1) to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette and James G. Morris are the “audit committee financial experts” and are “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $242,000 and $192,000 for fiscal years ended October 31, 2024 and 2023 respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $42,840 and $39,500 for the fiscal years ended October 31, 2024 and 2023 respectively. Tax fees for the fiscal years ended October 31, 2024 and 2023 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) It is the Audit Committee’s policy to pre-approve: (i) the appointment, retention and discharge, and terms of engagement (including fees) of the independent auditors for all of the Registrant’s audit and non-audit services, subject to Board approval in the case of audit services, and (ii) each non-audit engagement involving the Registrant’s independent auditor and the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where (x) the investment adviser or control affiliates provide ongoing services to the Fund and (y) the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $42,840 and $39,500 for the fiscal years ended October 31, 2024 and 2023 respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Additional Information

October 31, 2024

THE COMMERCE FUNDS

THE GROWTH FUND

Schedule of Investments

October 31, 2024

Shares	Description	Value

Common Stocks – 99.2%
Automobiles* – 2.1%
20,755	Tesla, Inc.	$ 5,185,637

Beverages – 0.9%
13,155	PepsiCo, Inc.	2,184,782

Biotechnology – 1.9%
11,865	AbbVie, Inc.	2,418,917
6,835	Amgen, Inc.	2,188,294

		4,607,211

Broadline Retail* – 5.5%
71,120	Amazon.com, Inc.	13,256,768

Capital Markets – 1.9%
4,135	MSCI, Inc.	2,361,912
17,075	Tradeweb Markets, Inc. Class A	2,168,525

		4,530,437

Chemicals – 0.9%
16,445	RPM International, Inc.	2,090,324

Commercial Services & Supplies – 2.8%
44,355	Copart, Inc.*	2,282,952
41,035	Rollins, Inc.	1,934,390
11,225	Waste Management, Inc.	2,422,916

		6,640,258

Communications Equipment – 1.0%
5,235	Motorola Solutions, Inc.	2,352,347

Consumer Staples Distribution & Retail – 2.2%
3,330	Costco Wholesale Corp.	2,911,019
29,830	Performance Food Group Co.*	2,423,688

		5,334,707

Electrical Equipment – 0.8%
7,660	Rockwell Automation, Inc.	2,042,999

Electronic Equipment, Instruments & Components – 1.7%
35,190	Amphenol Corp. Class A	2,358,434
9,020	CDW Corp.	1,697,834

		4,056,268

Entertainment* – 2.0%
3,260	Netflix, Inc.	2,464,658
6,375	Spotify Technology SA	2,455,012

		4,919,670

Financial Services – 4.3%
6,570	Corpay, Inc.*	2,166,260
12,850	Fiserv, Inc.*	2,543,015
4,660	Mastercard, Inc. Class A	2,328,090
11,075	Visa, Inc. Class A	3,210,089

		10,247,454

Health Care Equipment & Supplies – 0.9%
6,290	Stryker Corp.	2,241,001

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.9%
4,520	McKesson Corp.	$ 2,262,667
3,980	UnitedHealth Group, Inc.	2,246,710

		4,509,377

Hotels, Restaurants & Leisure – 3.7%
10,185	Hilton Worldwide Holdings, Inc.	2,391,947
13,340	Hyatt Hotels Corp. Class A	1,940,303
7,815	McDonald’s Corp.	2,282,840
46,525	Travel & Leisure Co.	2,224,360

		8,839,450

Industrial Conglomerates – 1.0%
11,280	Honeywell International, Inc.	2,320,070

Insurance* – 0.8%
18,450	Arch Capital Group Ltd.	1,818,432

Interactive Media & Services – 9.9%
85,470	Alphabet, Inc. Class A	14,624,772
16,050	Meta Platforms, Inc. Class A	9,109,659

		23,734,431

IT Services* – 0.9%
12,835	GoDaddy, Inc. Class A	2,140,878

Life Sciences Tools & Services – 0.8%
3,700	Thermo Fisher Scientific, Inc.	2,021,384

Machinery – 1.0%
8,905	Illinois Tool Works, Inc.	2,325,363

Oil, Gas & Consumable Fuels – 1.9%
12,620	Cheniere Energy, Inc.	2,415,215
13,505	Targa Resources Corp.	2,254,795

		4,670,010

Pharmaceuticals – 2.9%
5,960	Eli Lilly & Co.	4,945,251
11,890	Zoetis, Inc.	2,125,694

		7,070,945

Semiconductors & Semiconductor Equipment – 13.0%
33,470	Broadcom, Inc.	5,682,202
192,100	NVIDIA Corp.	25,503,196

		31,185,398

Software – 17.6%
40,475	Bentley Systems, Inc. Class B	1,953,324
8,195	Cadence Design Systems, Inc.*	2,262,803
39,385	Dynatrace, Inc.*	2,118,913
1,190	Fair Isaac Corp.*	2,371,801
3,510	Intuit, Inc.	2,142,153
60,505	Microsoft Corp.	24,586,207
6,885	Palo Alto Networks, Inc.*	2,480,872
11,475	PTC, Inc.*	2,126,662
2,495	ServiceNow, Inc.*	2,327,810

		42,370,545

2	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

October 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.8%
5,885	Home Depot, Inc.	$ 2,317,219
7,500	Tractor Supply Co.	1,991,325

		4,308,544

Technology Hardware, Storage & Peripherals – 12.2%
121,700	Apple, Inc.	27,493,247
17,120	NetApp, Inc.	1,974,107

		29,467,354

Textiles, Apparel & Luxury Goods* – 0.9%
13,515	Deckers Outdoor Corp.	2,174,428

TOTAL COMMON STOCKS
(Cost $113,037,157)		$238,646,472

Exchange Traded Fund – 0.6%
3,780	iShares Russell 1000 Growth ETF	$ 1,413,569
(Cost $1,411,966)

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
751,459	5.301%	$ 751,459
(Cost $751,459)

TOTAL INVESTMENTS – 100.1%
(Cost $115,200,582)		$240,811,500

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(200,941)

NET ASSETS – 100.0%		$240,610,559

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	3

THE VALUE FUND

Schedule of Investments

October 31, 2024

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 3.8%
17,250	General Dynamics Corp.	$ 5,030,272
44,500	RTX Corp.	5,384,055

		10,414,327

Banks – 10.5%
133,000	Bank of America Corp.	5,562,060
38,000	JPMorgan Chase & Co.	8,432,960
28,500	PNC Financial Services Group, Inc.	5,365,695
145,000	Regions Financial Corp.	3,461,150
116,500	U.S. Bancorp	5,628,115

		28,449,980

Beverages – 1.8%
30,000	PepsiCo, Inc.	4,982,400

Biotechnology – 3.9%
27,000	AbbVie, Inc.	5,504,490
15,750	Amgen, Inc.	5,042,520

		10,547,010

Building Products – 1.1%
39,500	A.O. Smith Corp.	2,966,450

Capital Markets – 9.7%
5,750	Blackrock, Inc.	5,640,922
34,000	Blackstone, Inc.	5,703,500
24,250	CME Group, Inc.	5,464,980
53,000	Morgan Stanley	6,161,250
30,500	T. Rowe Price Group, Inc.	3,350,730

		26,321,382

Chemicals – 3.2%
18,250	Air Products & Chemicals, Inc.	5,667,173
35,000	LyondellBasell Industries NV Class A	3,039,750

		8,706,923

Communications Equipment – 2.1%
104,000	Cisco Systems, Inc.	5,696,080

Consumer Staples Distribution & Retail – 1.2%
44,000	Sysco Corp.	3,297,800

Diversified Telecommunication Services – 2.3%
150,000	Verizon Communications, Inc.	6,319,500

Electric Utilities – 3.6%
32,000	American Electric Power Co., Inc.	3,160,000
57,000	Duke Energy Corp.	6,570,390

		9,730,390

Electrical Equipment – 3.3%
16,750	Eaton Corp. PLC	5,553,965
31,750	Emerson Electric Co.	3,437,572

		8,991,537

Financial Services – 2.3%
44,500	Apollo Global Management, Inc.	6,375,070

Shares	Description	Value

Common Stocks – (continued)
Food Products – 2.9%
70,000	Mondelez International, Inc. Class A	$ 4,793,600
53,000	Tyson Foods, Inc.	3,105,270

		7,898,870

Health Care Equipment & Supplies – 3.9%
45,500	Abbott Laboratories	5,158,335
59,500	Medtronic PLC	5,310,375

		10,468,710

Health Care Providers & Services – 2.7%
9,750	Elevance Health, Inc.	3,956,160
14,500	Labcorp Holdings, Inc.	3,309,915

		7,266,075

Hotels, Restaurants & Leisure – 3.2%
20,750	Darden Restaurants, Inc.	3,320,415
18,000	McDonald’s Corp.	5,257,980

		8,578,395

Household Products – 1.8%
30,500	Procter & Gamble Co.	5,037,990

Industrial REITs – 2.9%
58,500	First Industrial Realty Trust, Inc.	3,070,665
41,500	Prologis, Inc.	4,687,010

		7,757,675

Insurance – 1.2%
41,500	MetLife, Inc.	3,254,430

Machinery – 3.1%
20,750	Illinois Tool Works, Inc.	5,418,448
31,500	Stanley Black & Decker, Inc.	2,927,610

		8,346,058

Media – 1.3%
19,500	Nexstar Media Group, Inc.	3,430,440

Multi-Utilities – 1.3%
57,500	Dominion Energy, Inc.	3,422,975

Oil, Gas & Consumable Fuels – 7.4%
54,750	Chevron Corp.	8,147,895
42,250	EOG Resources, Inc.	5,152,810
29,000	Exxon Mobil Corp.	3,386,620
35,000	ONEOK, Inc.	3,390,800

		20,078,125

Pharmaceuticals – 3.5%
31,500	Johnson & Johnson	5,035,590
44,500	Merck & Co., Inc.	4,553,240

		9,588,830

Semiconductors & Semiconductor Equipment – 6.2%
32,500	Broadcom, Inc.	5,517,525
43,000	Microchip Technology, Inc.	3,154,910
34,000	Skyworks Solutions, Inc.	2,977,720

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

October 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
26,000	Texas Instruments, Inc.	$ 5,282,160

		16,932,315

Software – 2.0%
32,000	Oracle Corp.	5,370,880

Specialized REITs – 1.8%
14,500	Public Storage	4,771,370

Specialty Retail – 3.1%
33,000	Best Buy Co., Inc.	2,984,190
13,500	Home Depot, Inc.	5,315,625

		8,299,815

TOTAL COMMON STOCKS
(Cost $207,404,437)		$263,301,802

Exchange Traded Fund – 2.4%
35,000	iShares Russell 1000 Value ETF	$ 6,568,800
(Cost $6,627,453)

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund – Premier Class
1,031,442	5.301%	$ 1,031,442
(Cost $1,031,442)

TOTAL INVESTMENTS – 99.9%
(Cost $215,063,332)		$270,902,044

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		173,038

NET ASSETS – 100.0%		$271,075,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

THE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2024

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 1.2%
26,305	Howmet Aerospace, Inc.	$ 2,623,135

Biotechnology* – 2.5%
92,955	Exelixis, Inc.	3,086,106
58,200	Ionis Pharmaceuticals, Inc.	2,234,298

		5,320,404

Building Products – 1.2%
6,190	Carlisle Cos., Inc.	2,613,604

Capital Markets – 7.8%
5,680	Ameriprise Financial, Inc.	2,898,504
145,955	Blue Owl Capital, Inc.	3,263,554
5,655	FactSet Research Systems, Inc.	2,567,709
8,095	Morningstar, Inc.	2,655,565
4,400	MSCI, Inc.	2,513,280
21,615	Tradeweb Markets, Inc. Class A	2,745,105

		16,643,717

Chemicals – 1.3%
20,955	RPM International, Inc.	2,663,590

Commercial Services & Supplies – 2.3%
49,875	Rollins, Inc.	2,351,108
53,015	Tetra Tech, Inc.	2,591,373

		4,942,481

Construction & Engineering – 1.3%
6,425	EMCOR Group, Inc.	2,866,000

Construction Materials – 1.3%
9,790	Eagle Materials, Inc.	2,794,653

Consumer Staples Distribution & Retail – 2.6%
6,625	Casey’s General Stores, Inc.	2,610,383
34,685	Performance Food Group Co.*	2,818,156

		5,428,539

Electric Utilities – 1.3%
30,915	NRG Energy, Inc.	2,794,716

Electrical Equipment – 1.2%
9,635	Rockwell Automation, Inc.	2,569,751

Electronic Equipment, Instruments & Components – 2.3%
39,885	Amphenol Corp. Class A	2,673,093
11,470	CDW Corp.	2,158,998

		4,832,091

Entertainment* – 1.2%
16,245	Take-Two Interactive Software, Inc.	2,627,141

Financial Services – 2.8%
22,775	Apollo Global Management, Inc.	3,262,746
8,065	Corpay, Inc.*	2,659,192

		5,921,938

Ground Transportation – 1.1%
13,800	Landstar System, Inc.	2,425,626

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies* – 1.0%
5,045	IDEXX Laboratories, Inc.	$ 2,052,911

Health Care Providers & Services – 3.3%
10,475	Cencora, Inc.	2,389,138
4,360	Chemed Corp.	2,355,446
7,180	Molina Healthcare, Inc.*	2,306,360

		7,050,944

Hotels, Restaurants & Leisure – 5.8%
6,065	Domino’s Pizza, Inc.	2,509,273
11,695	Hilton Worldwide Holdings, Inc.	2,746,571
17,040	Hyatt Hotels Corp. Class A	2,478,468
22,580	Light & Wonder, Inc.*	2,117,552
18,465	Yum! Brands, Inc.	2,421,869

		12,273,733

Household Products – 1.1%
23,970	Church & Dwight Co., Inc.	2,394,843

Insurance – 3.5%
13,420	Allstate Corp.	2,503,098
22,555	Arch Capital Group Ltd.*	2,223,021
9,915	Primerica, Inc.	2,744,571

		7,470,690

IT Services* – 2.5%
4,950	Gartner, Inc.	2,487,375
16,345	GoDaddy, Inc. Class A	2,726,346

		5,213,721

Life Sciences Tools & Services – 6.5%
17,845	Agilent Technologies, Inc.	2,325,382
38,680	Bruker Corp.	2,189,675
10,430	IQVIA Holdings, Inc.*	2,146,703
1,780	Mettler-Toledo International, Inc.*	2,299,315
7,575	Waters Corp.*	2,447,558
8,185	West Pharmaceutical Services, Inc.	2,520,407

		13,929,040

Machinery – 2.5%
35,295	Donaldson Co., Inc.	2,582,182
14,065	Lincoln Electric Holdings, Inc.	2,708,356

		5,290,538

Media – 2.6%
15,385	Nexstar Media Group, Inc.	2,706,529
24,360	Trade Desk, Inc. Class A*	2,928,316

		5,634,845

Oil, Gas & Consumable Fuels – 4.3%
14,015	Cheniere Energy, Inc.	2,682,191
17,100	Targa Resources Corp.	2,855,016
3,135	Texas Pacific Land Corp.	3,655,410

		9,192,617

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 3.8%
16,325	Booz Allen Hamilton Holding Corp.	$ 2,965,600
11,715	Broadridge Financial Solutions, Inc.	2,470,225
18,610	Paychex, Inc.	2,592,931

		8,028,756

Real Estate Management & Development* – 1.1%
31,090	CoStar Group, Inc.	2,263,041

Semiconductors & Semiconductor Equipment – 4.0%
22,070	MKS Instruments, Inc.	2,192,213
2,765	Monolithic Power Systems, Inc.	2,099,465
18,820	Teradyne, Inc.	1,998,872
12,220	Universal Display Corp.	2,203,510

		8,494,060

Software – 12.4%
7,795	ANSYS, Inc.*	2,497,596
50,610	Bentley Systems, Inc. Class B	2,442,438
102,500	Dropbox, Inc. Class A*	2,649,625
48,840	Dynatrace, Inc.*	2,627,592
1,345	Fair Isaac Corp.*	2,680,733
4,970	HubSpot, Inc.*	2,757,306
9,230	Manhattan Associates, Inc.*	2,430,813
71,030	Palantir Technologies, Inc. Class A*	2,952,007
14,670	PTC, Inc.*	2,718,791
4,220	Tyler Technologies, Inc.*	2,555,590

		26,312,491

Specialized REITs – 1.2%
19,870	Lamar Advertising Co. Class A	2,622,840

Specialty Retail – 2.2%
16,375	Ross Stores, Inc.	2,287,915
8,960	Tractor Supply Co.	2,378,970

		4,666,885

Technology Hardware, Storage & Peripherals – 2.4%
74,180	HP, Inc.	2,634,873
21,400	NetApp, Inc.	2,467,634

		5,102,507

Textiles, Apparel & Luxury Goods* – 3.3%
19,315	Crocs, Inc.	2,082,543
16,320	Deckers Outdoor Corp.	2,625,725
37,720	Skechers USA, Inc. Class A	2,318,271

		7,026,539

Trading Companies & Distributors – 1.3%
35,765	Fastenal Co.	2,796,108

TOTAL COMMON STOCKS
(Cost $145,859,085)		$204,884,495

Exchange Traded Fund – 3.4%
59,700	iShares Russell Mid-Cap Growth ETF	$ 7,122,807
(Cost $6,892,682)

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
1,155,084	5.301%	$ 1,155,084
(Cost $1,155,084)

TOTAL INVESTMENTS – 100.1%
(Cost $153,906,851)		$213,162,386

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(153,940)

NET ASSETS – 100.0%		$213,008,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP VALUE FUND

Schedule of Investments

October 31, 2024

Shares	Description	Value

Common Stocks – 95.9%
Aerospace & Defense – 2.1%
1,750	Huntington Ingalls Industries, Inc.	$ 323,680
2,020	L3Harris Technologies, Inc.	499,889

		823,569

Air Freight & Logistics – 1.1%
1,560	FedEx Corp.	427,206

Automobile Components – 1.2%
15,760	Gentex Corp.	477,686

Automobiles – 1.2%
4,415	Thor Industries, Inc.	459,513

Banks – 6.3%
11,035	Bank OZK	482,781
31,905	Huntington Bancshares, Inc.	497,399
28,055	KeyCorp	483,949
11,100	Truist Financial Corp.	477,855
10,405	U.S. Bancorp	502,666

		2,444,650

Capital Markets – 6.3%
2,130	CME Group, Inc.	480,017
1,885	Evercore, Inc. Class A	497,960
9,350	Lazard, Inc.	495,457
5,360	State Street Corp.	497,408
4,305	T. Rowe Price Group, Inc.	472,947

		2,443,789

Chemicals – 4.7%
1,595	Air Products & Chemicals, Inc.	495,295
3,695	Celanese Corp.	465,459
4,890	LyondellBasell Industries NV Class A	424,697
3,645	PPG Industries, Inc.	453,839

		1,839,290

Consumer Staples Distribution & Retail – 2.3%
5,975	Sysco Corp.	447,826
3,055	Target Corp.	458,372

		906,198

Containers & Packaging – 1.2%
13,440	Sealed Air Corp.	486,259

Electric Utilities – 2.4%
7,705	Alliant Energy Corp.	462,300
5,165	Pinnacle West Capital Corp.	453,539

		915,839

Electrical Equipment – 2.4%
4,470	Emerson Electric Co.	483,967
1,765	Rockwell Automation, Inc.	470,743

		954,710

Electronic Equipment, Instruments & Components – 2.4%
10,735	Corning, Inc.	510,878
1,825	Littelfuse, Inc.	446,450

		957,328

Shares	Description	Value

Common Stocks – (continued)
Food Products – 2.4%
3,460	Ingredion, Inc.	$ 459,350
5,765	Kellanova	464,947

		924,297

Gas Utilities – 2.4%
3,365	Atmos Energy Corp.	466,995
19,515	UGI Corp.	466,603

		933,598

Ground Transportation – 1.1%
2,520	Landstar System, Inc.	442,940

Health Care Equipment & Supplies – 3.5%
2,010	Becton Dickinson & Co.	469,516
1,850	ResMed, Inc.	448,569
1,920	STERIS PLC	425,952

		1,344,037

Health Care Providers & Services – 3.5%
1,165	HCA Healthcare, Inc.	417,932
2,045	Labcorp Holdings, Inc.	466,812
2,990	Quest Diagnostics, Inc.	462,942

		1,347,686

Health Care REITs – 1.3%
11,460	Omega Healthcare Investors, Inc.	486,706

Hotels, Restaurants & Leisure – 2.5%
2,875	Darden Restaurants, Inc.	460,058
10,905	Travel & Leisure Co.	521,368

		981,426

Insurance – 4.9%
9,265	CNA Financial Corp.	443,886
5,935	MetLife, Inc.	465,423
5,545	Principal Financial Group, Inc.	456,908
8,240	Unum Group	528,843

		1,895,060

IT Services – 2.4%
5,380	Amdocs Ltd.	472,068
6,095	Cognizant Technology Solutions Corp. Class A	454,626

		926,694

Leisure Products – 1.1%
6,600	Hasbro, Inc.	433,158

Machinery – 9.8%
5,255	Allison Transmission Holdings, Inc.	561,549
1,540	Cummins, Inc.	506,629
2,465	Dover Corp.	466,699
1,825	Illinois Tool Works, Inc.	476,562
4,465	Oshkosh Corp.	456,502
4,510	Stanley Black & Decker, Inc.	419,159
5,695	Timken Co.	472,685
5,380	Toro Co.	432,983

		3,792,768

8	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

October 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Media – 2.4%
2,750	Nexstar Media Group, Inc.	$ 483,780
4,565	Omnicom Group, Inc.	461,065

		944,845

Metals & Mining – 1.2%
1,655	Reliance, Inc.	473,893

Multi-Utilities – 2.4%
4,445	Consolidated Edison, Inc.	451,968
4,855	WEC Energy Group, Inc.	463,798

		915,766

Office REITs – 1.2%
14,210	Highwoods Properties, Inc.	476,603

Oil, Gas & Consumable Fuels – 5.3%
4,910	ONEOK, Inc.	475,681
530	Texas Pacific Land Corp.	617,980
3,420	Valero Energy Corp.	443,779
10,210	Williams Cos., Inc.	534,698

		2,072,138

Pharmaceuticals – 1.1%
2,375	Zoetis, Inc.	424,603

Residential REITs – 2.2%
2,010	AvalonBay Communities, Inc.	445,436
1,485	Essex Property Trust, Inc.	421,532

		866,968

Retail REITs – 1.2%
6,305	Regency Centers Corp.	450,429

Semiconductors & Semiconductor Equipment – 3.3%
6,035	Microchip Technology, Inc.	442,788
4,260	MKS Instruments, Inc.	423,146
4,805	Skyworks Solutions, Inc.	420,822

		1,286,756

Specialized REITs – 3.7%
2,950	Digital Realty Trust, Inc.	525,779
2,600	Extra Space Storage, Inc.	424,580
3,580	Lamar Advertising Co. Class A	472,560

		1,422,919

Specialty Retail – 2.1%
11,245	Advance Auto Parts, Inc.	401,334
4,670	Best Buy Co., Inc.	422,308

		823,642

Textiles, Apparel & Luxury Goods – 1.3%
2,520	Ralph Lauren Corp.	498,784

TOTAL COMMON STOCKS
(Cost $32,196,536)		$37,301,753

Shares	Description	Value

Exchange Traded Fund – 3.7%
11,000	iShares Russell Mid-Cap Value ETF	$ 1,435,280
(Cost $1,212,927)

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund – Premier Class
154,401	5.301%	$ 154,401
	(Cost $154,401)

TOTAL INVESTMENTS – 100.0%
(Cost $33,563,864)		$38,891,434

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(11,396)

	NET ASSETS – 100.0%	$38,880,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 38.6%
Aerospace/Defense – 0.5%
Boeing Co.(a)
$ 2,500,000	5.805%		05/01/50	$2,357,906
General Electric Co.
3,413,000	6.150		08/07/37	3,668,011

				6,025,917

Auto Manufacturers – 2.0%
BMW U.S. Capital LLC(a)(b)
1,475,000	3.750		04/12/28	1,421,572
5,000,000	5.150		04/02/34	4,997,304
Ford Motor Credit Co. LLC(a)
2,000,000	6.050		03/05/31	2,012,310
2,300,000	6.054		11/05/31	2,300,000
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,650,194
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,832,902
1,615,000	3.100		01/12/32	1,387,812
Mercedes-Benz Finance North America LLC(b)
2,000,000	5.050		08/03/33	1,989,641
Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,184,280

				23,776,015

Banks – 6.5%
Banco Santander SA(a)(c) (1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,431,182
Bank of America Corp.
3,000,000	4.450		03/03/26	2,984,361
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(a)(c)	12/20/28	2,635,921
CaixaBank SA(a)(b)(c) (Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,049,010
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(a)(c)	05/24/33	4,307,157
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,442,881
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,407,218
Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,872,191
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%),
1,500,000	5.726	(a)(c)	04/22/27	1,508,753
(Secured Overnight Financing Rate + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	989,780
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(a)(c)	12/05/29	1,967,763
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(a)(c)	05/06/30	1,569,024
2,520,000	5.600		07/15/41	2,607,871

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyBank NA
$ 3,000,000	3.400%		05/20/26	$2,919,593
Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,459,718
National Australia Bank Ltd.(b)
7,500,000	5.181		06/11/34	7,608,146
Royal Bank of Canada(a)(c) (Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	2,968,047
Santander Holdings USA, Inc.(a)(c) (Secured Overnight Financing Rate + 2.138%)
1,550,000	6.342		05/31/35	1,582,630
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(a)(c)	08/05/32	3,474,297
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(a)(c)	10/28/33	1,990,329
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(a)(c)	01/26/34	1,740,518
U.S. Bancorp
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(a)(c)	02/01/34	6,775,408
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(a)(c)	01/23/35	1,383,809
UBS Group AG
(1 yr. CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,880,161
(1 yr. CMT + 1.750%),
2,500,000	4.751	(a)(b)(c)	05/12/28	2,487,032
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,305,639
5,000,000	4.750		12/07/46	4,370,180
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	1,975,132

				77,693,751

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	907,880
6,000,000	4.439		10/06/48	5,251,385
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,957,023

				8,116,288

Biotechnology(a) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	1,000,792
3,175,000	2.770		09/01/53	1,953,989

				2,954,781

Chemicals(a) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,771,866

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.4%
Corp. of Gonzaga University
$ 3,500,000	4.158%	04/01/46	$2,762,656
Emory University(a)
2,000,000	1.566	09/01/25	1,947,044
Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,164,024
Northwestern University
1,000,000	4.643	12/01/44	947,341
PayPal Holdings, Inc.(a)
3,600,000	5.250	06/01/62	3,441,770
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,335,849

			16,598,684

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,342,466

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	2,007,740
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,185,593

			4,193,333

Distribution/Wholesale(a) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,975,661

Diversified Financial Services(a) – 1.5%
Aircastle Ltd.
1,000,000	4.250	06/15/26	987,024
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,495,268
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,751,011
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,955,588
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,116,057
2,500,000	1.950	12/01/31	2,062,838
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,001,018

			17,368,804

Electrical Equipment – 4.0%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,364,394
Commonwealth Edison Co.(a)
1,050,000	5.300	06/01/34	1,073,748
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,668,148
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,084,789

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Evergy Kansas Central, Inc.(a)
$ 7,435,000	5.900%	11/15/33	$7,819,344
Florida Power & Light Co.(a)
1,250,000	4.550	10/01/44	1,083,328
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,620,707
National Grid USA
3,375,000	8.000	11/15/30	3,846,451
National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,206,337
Nevada Power Co.(a)
1,250,000	3.125	08/01/50	833,824
Ohio Power Co.
2,870,000	5.850	10/01/35	2,948,313
Pacific Gas & Electric Co.(a)
1,000,000	4.550	07/01/30	970,778
1,000,000	4.950	07/01/50	876,967
PacifiCorp
2,200,000	6.100	08/01/36	2,305,675
PG&E Wildfire Recovery Funding LLC
936,040	3.594	06/01/32	908,575
PPL Electric Utilities Corp.(a)
2,225,000	4.750	07/15/43	2,044,861
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,439,225
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,021,831
Wisconsin Power & Light Co.(a)
1,000,000	1.950	09/16/31	822,690
Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	2,133,654

			47,073,639

Energy Minerals(a) – 0.3%
HF Sinclair Corp.
3,850,000	5.875	04/01/26	3,886,555

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300	10/01/32	6,519,219

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,146,521
Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,641,256
Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	3,501,838

			7,289,615

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539	02/01/32	2,522,700

Healthcare-Services – 2.2%
Adventist Health System(a)
7,000,000	2.952	03/01/29	6,384,810

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Ascension Health
$ 3,000,000	2.532	%(a)	11/15/29	$2,714,212
1,500,000	3.945		11/15/46	1,245,316
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,180,925
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,209,044
Mayo Clinic
2,600,000	3.774		11/15/43	2,170,635
SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,881,303
3,000,000	4.894		06/01/28	3,002,447

				25,788,692

Insurance – 5.3%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,364,499
Aon North America, Inc.(a)
2,175,000	5.750		03/01/54	2,201,083
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,461,869
Arthur J Gallagher & Co.(a)
1,000,000	5.450		07/15/34	1,009,287
Assured Guaranty U.S. Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,189,933
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,635,176
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,835,572
5,000,000	1.750		11/15/30	4,129,233
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,517,496
Horace Mann Educators Corp.(a)
2,000,000	7.250		09/15/28	2,138,065
MassMutual Global Funding II(b)
2,670,000	1.550		10/09/30	2,217,352
MetLife, Inc.(a)
2,055,000	10.750		08/01/69	2,852,147
New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,781,135
Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,643,078
Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,833,447
Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,273,945
1,811,000	6.000	(a)	09/15/33	1,889,567
(3 mo. USD Term SOFR + 2.927%),
2,000,000	7.873	(a)(c)	12/15/65	1,982,065
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,653,560
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,478,865
Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,652,276

				62,739,650

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified – 0.3%
John Deere Capital Corp.
$ 4,000,000	4.350%		09/15/32	$3,905,530

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,337,404
1,500,000	2.800	(a)	01/15/51	942,129

				2,279,533

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,001,748

Oil-Field Services – 1.3%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,447,623
Phillips 66(a)
3,000,000	4.650		11/15/34	2,837,729
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,720,940
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,233,286
Tosco Corp.
2,095,000	8.125		02/15/30	2,431,145

				15,670,723

Paper and Forest Products – 0.3%
International Paper Co.
2,925,000	8.700		06/15/38	3,623,017

Pharmaceuticals – 0.9%
CVS Pass-Through Trust(b)
1,827,984	7.507		01/10/32	1,928,798
Johnson & Johnson
4,970,000	5.950		08/15/37	5,484,282
Pfizer, Inc.
2,900,000	7.200		03/15/39	3,462,059

				10,875,139

Pipelines – 1.8%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,894,790
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,857,857
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,251,446
ONEOK, Inc.(a)
2,635,000	3.950		03/01/50	1,937,776
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	724,045
1,450,000	7.625		04/01/37	1,684,664
TransCanada PipeLines Ltd.(a)
1,000,000	4.625		03/01/34	945,249
Transcanada Trust(a)(c) (3 mo. USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,565,191

				20,861,018

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 3.5%
Alexandria Real Estate Equities, Inc.
$ 2,500,000	5.250%	05/15/36	$2,462,333
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,376,162
Camden Property Trust
6,000,000	4.900	01/15/34	5,871,674
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,135,069
Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	875,052
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,780,979
Omega Healthcare Investors, Inc.
2,875,000	4.750	01/15/28	2,837,143
Prologis Targeted U.S. Logistics Fund LP(b)
4,000,000	5.500	04/01/34	4,046,026
Realty Income Corp.
2,400,000	3.950	08/15/27	2,364,095
SBA Tower Trust(b)
2,600,000	4.831	10/15/29	2,537,831
1,575,000	2.836	01/15/50	1,567,887
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,892,247
Simon Property Group LP
1,500,000	6.250	01/15/34	1,614,907
Sun Communities Operating LP
1,000,000	2.700	07/15/31	851,866
Ventas Realty LP
2,900,000	5.625	07/01/34	2,964,576
Welltower OP LLC
5,900,000	2.750	01/15/32	5,091,911

			41,269,758

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
2,500,000	4.150	04/15/32	2,359,122
3,500,000	3.469	04/15/34	3,054,554
Texas Instruments, Inc.
6,000,000	3.650	08/16/32	5,579,360

			10,993,036

Software(a) – 0.3%
Salesforce, Inc.
2,850,000	1.950	07/15/31	2,411,834
1,000,000	2.900	07/15/51	664,904

			3,076,738

Telecommunications – 0.7%
AT&T, Inc.
4,000,000	6.250	03/29/41	4,181,553
Bell Telephone Co. of Canada or Bell Canada(a)
3,850,000	5.100	05/11/33	3,810,924
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
250,000	4.738	09/20/29	249,516

			8,241,993

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.9%
Burlington Northern Santa Fe LLC(a)
$ 1,220,000	4.950%		09/15/41	$1,163,938
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,304,174
1,310,000	2.450	(a)	05/01/50	800,434
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,975,439
1,635,000	4.950	(a)	08/15/45	1,518,200
1,500,000	4.700	(a)	05/01/48	1,344,958
2,500,000	6.125	(a)(e)	09/15/15	2,604,895
Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	407,520

				11,119,558

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,040,791

TOTAL CORPORATE OBLIGATIONS
(Cost $490,042,274)				$458,596,218

Mortgage-Backed Obligations – 21.7%
Collateralized Mortgage Obligations – 11.3%
Agate Bay Mortgage Trust Series 2016-2, Class A3(b)(c)(f)
$ 137,442	3.500%		03/25/46	$123,605
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500		11/25/20	6,023
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(f)
3,011,300	2.500		06/25/51	2,432,330
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(b)(c)(f)
8,313,670	3.000		10/25/51	6,988,031
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
585,778	4.928		11/25/35	386,567
CFMT LLC Series 2023-HB12, Class A(b)(c)(f)
1,173,637	4.250		04/25/33	1,154,287
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500		12/25/35	136,180
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
46,385	5.500		04/25/35	38,630
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)(1 mo. USD Term SOFR + 0.384%)
302,854	5.392		03/25/35	277,168
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
259,983	6.750		08/25/34	260,229
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
1,195,701	4.250		05/28/29	1,193,989
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,135	5.250		09/25/19	10,794

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
$ 2,297	6.500%	08/25/32	$2,317
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250	07/25/33	82,644
CSMC Trust Series 2013-6, Class 1A1(b)(c)(f)
1,913,559	2.500	07/25/28	1,825,522
CSMC Trust Series 2017-HL2, Class A1(b)(c)(f)
348,673	3.500	10/25/47	310,133
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(f)
375,768	3.000	06/25/43	343,926
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
8,698	6.000	12/15/28	8,809
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
45,882	6.000	01/15/29	46,357
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
181,499	6.000	12/15/31	186,780
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
126,798	3.000	04/15/43	122,470
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
42,611	3.500	09/15/41	42,044
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
127,981	3.500	05/15/48	114,403
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,011,732
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
577,552	2.000	12/25/50	457,046
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,903,168
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,930,387
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,617,754	3.000	07/25/56	1,519,615
Federal National Mortgage Association REMICS Series 2001-45, Class WG
20,918	6.500	09/25/31	21,014
Federal National Mortgage Association REMICS Series 2003-117, Class KB
835,488	6.000	12/25/33	861,693
Federal National Mortgage Association REMICS Series 2003-14, Class AP
2,263	4.000	03/25/33	2,242
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
258,305	3.500	12/25/41	239,107

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2014-80, Class KA
$ 799,326	2.000%	03/25/44	$604,764
Federal National Mortgage Association REMICS Series 2015-2, Class PA
778,576	2.250	03/25/44	734,958
Federal National Mortgage Association REMICS Series 2015-30, Class JA
736,101	2.000	05/25/45	629,724
Federal National Mortgage Association REMICS Series 2016-16, Class PD
320,261	3.000	12/25/44	305,927
Federal National Mortgage Association REMICS Series 2022-17, Class JG
7,072,021	3.000	12/25/48	6,492,025
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
38,828	6.500	09/25/42	39,318
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(b)(c)(f)
1,419,049	2.500	01/25/57	1,358,947
Finance of America Structured Securities Trust Series 2024-S3, Class A1(b)
1,497,961	3.500	04/25/74	1,412,285
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
526,310	5.500	05/25/35	332,256
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(f)
64,968	3.500	04/25/48	63,605
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(f)
817,378	3.500	10/25/49	725,642
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(f)
3,052,833	2.500	09/25/51	2,465,877
GCAT Trust Series 2022-HX1, Class A1(b)(c)(f)
4,943,397	2.885	12/27/66	4,521,155
Government National Mortgage Association REMICS Series 2015-167, Class KM
78,099	3.000	12/20/43	69,840
Government National Mortgage Association REMICS Series 2015-94, Class AT
376,668	2.250	07/16/45	334,676
Government National Mortgage Association REMICS Series 2016-129, Class W
147,962	2.500	07/20/46	124,315
Government National Mortgage Association REMICS Series 2017-H23, Class MA
1,091,280	3.000	11/20/67	1,051,247
Government National Mortgage Association REMICS Series 2018-37, Class KT
445,227	3.500	03/20/48	404,048
Government National Mortgage Association REMICS Series 2021-116, Class LG
7,622,165	2.000	06/20/51	6,458,550
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,590,062	5.000	02/20/51	3,510,367

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2021-32, Class NC
$ 4,434,209	5.000%	02/20/51	$4,338,501
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(f)
6,291,603	2.500	04/25/52	5,093,738
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(f)
9,268,167	2.500	04/25/52	7,509,384
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)(1 mo. USD Term SOFR + 0.454%)
168,946	5.192	12/25/34	160,199
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
39,472	5.090	06/25/34	37,962
Impac CMB Trust Series 2003-2F, Class A(g)
65,138	5.730	01/25/33	65,112
Impac CMB Trust Series 2004-4, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
65,792	5.492	09/25/34	65,071
Impac CMB Trust Series 2004-4, Class 2A2(g)
830,159	5.282	09/25/34	932,165
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(f)
2,545,179	2.493	02/25/67	2,272,633
JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(f)
9,505,800	2.500	05/25/52	7,689,565
JP Morgan Mortgage Trust Series 2023-6, Class A2(b)(c)(f)
4,112,489	6.000	12/26/53	4,098,029
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
97,325	4.532	04/25/37	77,480
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(f)
419,113	3.346	07/25/43	383,758
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(f)
274,560	3.000	06/25/29	266,635
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(f)
872,277	3.500	08/25/47	781,859
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(f)
77,466	3.500	11/25/48	69,796
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(f)
373,740	3.500	12/25/48	334,911
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(f)
2,397,519	2.500	12/25/51	1,937,996
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(f)
3,466,587	2.500	11/25/51	3,044,084
LHOME Mortgage Trust Series 2023-RTL4, Class A1(b)(g)
2,000,000	7.628	11/25/28	2,025,645
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
117,454	6.857	07/25/33	113,477
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
30,125	5.500	05/25/34	28,690
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
276,782	6.500	05/25/34	273,667

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
$ 35,061	6.057%	03/25/33	$30,424
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
314,517	5.081	11/25/35	178,938
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,167	6.000	08/25/37	167,953
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(f)
1,652,927	4.000	08/27/57	1,572,777
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(f)
3,965,643	2.500	06/25/51	3,203,185
OBX Trust Series 2019-EXP1, Class 1A3(b)(c)(f)
244,066	4.000	01/25/59	238,568
OBX Trust Series 2019-INV2, Class A5(b)(c)(f)
118,390	4.000	05/27/49	109,213
OBX Trust Series 2024-NQM10, Class A1(b)(g)
1,860,314	6.180	05/25/64	1,874,198
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(f)
3,600,794	2.500	06/25/51	3,151,950
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
85,793	5.352	07/25/35	61,321
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(f)
3,835,886	2.500	07/25/51	3,347,744
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
168,746	4.049	01/25/37	102,843
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,832	5.622	01/25/37	2,803
RFMSI Trust Series 2005-S7, Class A5
39,776	5.500	11/25/35	30,307
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,182,501
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
115,467	5.494	11/20/34	107,359
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
401,449	1.874	02/25/43	335,257
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
859,457	2.500	05/25/43	735,745
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(f)
306,038	3.000	11/25/30	294,963
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
434,214	3.500	11/25/46	389,642
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(f)
401,380	3.500	08/25/47	356,465
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(f)
959,297	3.500	09/25/47	857,208
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(f)
344,210	3.500	02/25/48	305,782
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(f)
538,350	3.500	10/25/47	483,557

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
$ 58,651	5.877%	10/25/34	$55,042
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,563	6.820	04/25/34	2,527
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
54,817	6.176	11/25/33	54,162
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
49,120	7.322	11/25/33	49,184
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(f)
9,888,937	2.500	12/25/51	7,956,728
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(f)
279,448	2.500	06/25/51	225,719
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(f)
944,446	3.500	08/20/45	851,627
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(f)
621,568	3.500	01/20/46	558,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $153,345,084)			$134,153,243

Commercial Mortgage Obligations – 0.5%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
$ 428,027	2.500%	08/16/43	$410,604
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(b)
2,000,000	6.247	11/15/27	1,994,953
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
471,292	2.579	03/10/49	464,188
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
210,454	2.739	04/15/48	209,968
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(b)
3,000,000	6.972	03/15/29	3,018,390

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $6,077,033)			$6,098,103

Federal Agencies – 9.9%
Federal Home Loan Mortgage Corp.
$ 13,308	7.000%	05/01/26	$13,843
5,695	7.500	12/01/30	5,911
10,519	7.500	01/01/31	10,854
22,509	7.000	08/01/31	23,415
267,969	5.000	05/01/33	269,426
(1 yr. CMT + 2.229%),
26,783	7.089 (c)	05/01/34	27,670

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
(RFUCC 1 yr. Treasury + 1.783%),
$ 34,858	6.033	%(c)	01/01/36	$35,329
395,772	4.000		06/01/42	377,047
349,863	3.000		06/01/45	303,020
(RFUCC 1 yr. Treasury + 1.600%),
712,169	2.706	(c)	07/01/45	711,035
Federal National Mortgage Association
200,263	2.500		05/01/28	193,886
(RFUCC 6 mo. Treasury + 1.413%),
10,579	6.663	(c)	02/01/33	10,493
(RFUCC 1 yr. Treasury + 1.760%),
6,357	6.385	(c)	02/01/35	6,437
(RFUCC 1 yr. Treasury + 1.596%),
58,343	7.384	(c)	12/01/45	59,833
121,114	4.500		01/01/48	113,062
782,225	2.500		06/01/51	635,931
Government National Mortgage Association
793	7.500		08/20/25	792
6,636	7.500		07/20/26	6,675
5,622	6.500		04/15/31	5,670
36,169	6.500		05/15/31	37,072
517,798	2.500		06/20/31	496,794
4,704,790	5.000		07/20/52	4,594,086
Uniform Mortgage-Backed Security
4,127	6.500		10/01/28	4,241
6,377	7.500		09/01/29	6,352
16,610	7.000		03/01/31	17,260
5,330	7.000		11/01/31	5,538
14,851	7.000		01/01/32	15,433
22,864	6.000		12/01/32	23,292
733,472	3.500		08/01/35	702,184
8,145,950	5.000		04/01/43	8,047,789
1,864,726	5.000		05/01/43	1,833,047
8,453,762	5.000		06/01/43	8,328,412
353,249	5.000		08/01/48	354,543
9,985,674	3.000		01/01/52	8,607,467
9,941,693	3.000		06/01/52	8,636,234
4,934,468	3.000		07/01/52	4,254,741
5,754,592	4.500		07/01/52	5,471,501
3,978,815	3.500		08/01/52	3,594,279
5,344,254	5.000		08/01/52	5,207,743
14,133,789	5.000		03/01/53	13,752,969
5,178,789	6.000		04/01/53	5,213,670
9,054,162	5.500		08/01/53	8,971,823
2,269,670	6.000		08/01/53	2,284,456
3,863,382	5.000		10/01/53	3,755,576
4,425,811	6.000		10/01/53	4,454,643
4,710,425	5.500		02/01/54	4,675,614
932,560	5.000		03/01/54	909,157
4,745,150	6.000		06/01/54	4,776,065
6,273,080	5.500		07/01/54	6,228,715

				118,071,025

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $278,763,873)				$258,322,371

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 16.2%
U.S. Treasury Bonds
$12,000,000	1.750%	08/15/41	$8,048,906
10,000,000	2.750	08/15/42	7,780,078
3,000,000	3.125	08/15/44	2,416,641
2,125,000	2.500	02/15/45	1,530,083
5,000,000	2.500	02/15/46	3,560,742
38,000,000	2.750	11/15/47	27,895,859
6,000,000	3.000	02/15/48	4,605,000
22,800,000	3.125	05/15/48	17,879,297
7,000,000	2.250	08/15/49	4,564,219
10,000,000	1.375	08/15/50	5,172,656
U.S. Treasury Inflation-Indexed Bonds
9,751,770	0.750	02/15/42	7,829,873
U.S. Treasury Inflation-Indexed Notes
3,257,875	0.375	01/15/27	3,151,464
U.S. Treasury Notes
5,000,000	1.500	08/15/26	4,772,070
2,000,000	2.250	02/15/27	1,917,656
6,380,000	0.625	05/15/30	5,264,746
5,000,000	1.375	11/15/31	4,135,547
18,000,000	2.875	05/15/32	16,416,563
14,000,000	2.750	08/15/32	12,615,859
10,000,000	4.125	11/15/32	9,924,219
14,500,000	3.500	02/15/33	13,735,352
23,000,000	3.375	05/15/33	21,544,531
8,000,000	4.500	11/15/33	8,133,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $212,865,715)			$192,894,486

Asset-Backed Securities – 12.9%
Automotive(b) – 1.9%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 9,250,000	2.360%	03/20/26	$9,200,107
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	2,014,015
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,929,386
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,982,836
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,621,809

			22,748,153

Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
190,285	5.100	01/25/35	191,362
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
87,418	4.250	09/25/33	83,713
FIGRE Trust Series 2023-HE1, Class A(b)
2,024,555	5.850	03/25/53	2,029,199

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
$ 849,406	5.527%	12/25/34	$821,949
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
196,082	5.140	11/25/35	195,177
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
417,164	7.490	07/25/29	396,704
Towd Point Mortgage Trust Series 2024-CES4, Class A1(b)(g)
1,465,765	5.122	09/25/64	1,452,481

			5,170,585

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
48,700	4.864	07/15/38	48,348

Other – 10.3%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(b)
4,378,082	3.780	05/20/49	4,133,618
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,438,697
Beacon Container Finance II LLC Series 2021-1A, Class A(b)
2,100,000	2.250	10/22/46	1,896,380
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	961,849
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
3,916,250	2.220	09/25/45	3,615,830
Chase Funding Trust Series 2002-3, Class 1A5(g)
417,736	5.907	06/25/32	406,128
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
2,375,536	5.312	12/25/33	2,330,761
CLI Funding VIII LLC Series 2022-1A, Class A(b)
2,700,133	2.720	01/18/47	2,426,545
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,112,541	2.090	07/20/51	2,734,876
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1 mo. USD Term SOFR + 0.514%)
305,565	5.252	02/25/37	281,790
DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,890,000	2.493	11/20/51	3,510,070
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,702,506
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,110,000	4.118	07/25/47	5,945,431
Driven Brands Funding LLC Series 2021-1A, Class A2(b)
2,603,128	2.791	10/20/51	2,326,979
GBX Leasing LLC Series 2022-1, Class A(b)
1,514,830	2.870	02/20/52	1,376,719
Global SC Finance VII SRL Series 2020-2A, Class A(b)
2,939,900	2.260	11/19/40	2,761,556
Home Partners of America Trust Series 2019-1, Class A(b)
5,616,012	2.908	09/17/39	5,283,402

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
$ 3,800,000	3.445%	02/26/52	$3,602,115
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,846,598
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)(1 mo. USD Term SOFR + 0.734%)
100,576	5.472	08/25/33	98,749
NP SPE II LLC Series 2016-1A, Class A1(b)
735,664	4.164	04/20/46	728,518
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(b)
1,500,000	6.270	06/17/31	1,515,938
PACEWell 5 Trust Series 2021-1, Class A(b)
2,420,566	2.628	10/10/59	1,816,022
Pear LLC Series 2023-1, Class A(b)
3,420,635	7.420	07/15/35	3,431,450
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(b)
5,000,000	5.000	09/15/48	4,916,992
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,826,461
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,771,840	2.841	01/30/51	3,425,504
Servpro Master Issuer LLC Series 2021-1A, Class A2(b)
1,930,000	2.394	04/25/51	1,736,295
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
158,619	0.990	11/20/37	152,835
STAR Trust Series 2021-SFR1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
2,517,588	5.519	04/17/38	2,497,175
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)(1 mo. USD Term SOFR + 1.239%)
20,675	5.977	06/25/33	20,677
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,891,313	1.946	08/25/51	1,757,608
Thrust Engine Leasing DAC Series 2021-1A, Class A(b)
4,335,076	4.163	07/15/40	4,093,361
Tif Funding II LLC Series 2020-1A, Class A(b)
1,544,833	2.090	08/20/45	1,422,328
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(f)
1,850,000	3.000	07/25/57	1,795,377
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(f)
5,500,000	3.500	03/25/58	5,218,452
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
3,851,891	3.820	04/17/49	3,761,706
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,874,308
Trinity Rail Leasing LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,499,623
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
4,080,729	2.110	09/20/45	3,708,791
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
347,708	1.860	03/20/46	309,614
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,994,571

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
$ 2,677,305	3.783%	06/15/49	$2,611,397
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,208,919	2.370	06/15/51	1,074,171

			122,869,773

Student Loan – 0.2%
Massachusetts Educational Financing Authority Series 2018-A, Class A
926,164	3.850	05/25/33	902,763
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(b)
948,521	3.590	01/25/48	931,788
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
450,403	6.352	01/25/36	450,636

			2,285,187

TOTAL ASSET-BACKED SECURITIES
(Cost $160,650,041)			$153,122,046

Municipal Bond Obligations – 7.7%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$1,002,121

Arkansas(a) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,021,036

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000	08/01/38	2,900,987
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,843,556
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,370,481
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,467,181
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,323,609
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,558,764

			17,464,578

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,479,631

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(a) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
$ 1,800,000	3.223%	02/01/32	$1,542,684
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,289,019

			2,831,703

Hawaii – 0.4%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
4,391,822	3.242	01/01/31	4,258,069

Idaho(a)(b) – 0.3%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,110,411

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,564,244
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,039,953
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,027,116

			4,631,313

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	815,102

Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,845,317
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,606,573

			6,451,890

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,918,138

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,726,536
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,964,104

			3,690,640

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi(a) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
$ 3,000,000	1.282%	11/01/28	$2,665,782

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,571,806

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,640,299

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,833,673

New York(a) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,531,891
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,918,796

			4,450,687

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,419,884
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,288,275
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,668,266

			7,376,425

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	489,167
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,237,820

			1,726,987

Pennsylvania(a) – 0.4%
County of Allegheny PA GO Bonds (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,594,866
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,205,577

			4,800,443

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
$ 2,000,000	2.530%	12/01/25	$1,951,961

Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,856,691
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309	10/15/34	1,166,304

			6,022,995

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,877,900

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $96,501,880)			$91,593,590

Agency Debenture(a) – 0.5%
Federal National Mortgage Association
6,400,000	0.420%	11/18/24	$6,386,818
(Cost $6,400,000)

Shares	Dividend Rate		Value

Investment Company – 1.8%
State Street Institutional US Government Money Market Fund – Premier Class
21,535,990	5.301%		$21,535,990
(Cost $21,535,990)

TOTAL INVESTMENTS – 99.4%
(Cost $1,266,759,772)			$1,182,451,519

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			6,865,566

NET ASSETS – 100.0%			$1,189,317,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2024.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1 year
SOFR	—SecuredOvernight Financing Rate

20	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 45.3%
Collateralized Mortgage Obligations – 33.6%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)
$ 586	7.621%	09/20/34	$493
Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)
42,908	5.752	11/25/33	38,671
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
299,864	1.747	09/25/51	265,466
Bear Stearns ARM Trust Series 2004-9, Class 24A1(a)(b)
10,701	6.652	11/25/34	9,739
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
145,426	0.941	02/25/49	133,816
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
174,230	0.970	03/25/60	167,277
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
65,180	1.724	02/25/55	63,382
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(b)
11,509	5.188	09/25/34	10,060
CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)
284,457	0.938	05/25/66	234,661
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
1,889	246.500	01/15/28	1,905
Federal Home Loan Mortgage Corp. REMICS PAC Series 2109, Class PE
7,006	6.000	12/15/28	7,090
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
61,174	3.500	11/15/25	60,629
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
126,367	3.500	11/15/25	125,361
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
124,602	3.500	09/15/42	123,344
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
539,295	1.500	04/25/49	446,028
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
359,299	2.500	08/25/51	325,733
Federal National Mortgage Association REMICS Series 2003-117, Class KB
154,844	6.000	12/25/33	159,700
Federal National Mortgage Association REMICS Series 2003-14, Class AP
3,042	4.000	03/25/33	3,015
Federal National Mortgage Association REMICS Series 2010-109, Class M
229,964	3.000	09/25/40	221,358
Federal National Mortgage Association REMICS Series 2011-146, Class NB
2,431	4.000	09/25/41	2,422

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2012-100, Class WA
$ 101,315	1.500%	09/25/27	$97,630
Federal National Mortgage Association REMICS Series 2012-110, Class CA
160,168	3.000	10/25/42	144,193
Federal National Mortgage Association REMICS Series 2012-118, Class EB
96,482	1.500	11/25/27	92,997
Federal National Mortgage Association REMICS Series 2013-112, Class G
38,179	2.125	07/25/40	37,547
Federal National Mortgage Association REMICS Series 2013-135, Class GA
97,180	3.000	07/25/32	96,066
Federal National Mortgage Association REMICS Series 2013-16, Class FY(a)(1 mo. USD Term SOFR + 0.464%)
828,685	5.321	03/25/43	810,247
Federal National Mortgage Association REMICS Series 2013-6, Class BE
71,114	2.000	12/25/42	69,237
Federal National Mortgage Association REMICS Series 2013-74, Class YA
138,208	3.000	05/25/42	132,186
Federal National Mortgage Association REMICS Series 2015-15, Class CA
279,747	3.500	04/25/35	269,998
Federal National Mortgage Association REMICS Series 2015-19, Class CA
69,229	3.500	01/25/43	68,473
Federal National Mortgage Association REMICS Series 2015-2, Class PA
121,070	2.250	03/25/44	114,288
Federal National Mortgage Association REMICS Series 2016-104, Class BA
178,766	3.000	01/25/47	169,031
Federal National Mortgage Association REMICS Series 2016-53, Class BV
312,071	3.500	11/25/27	308,135
Federal National Mortgage Association REMICS Series 2016-96, Class A
212,871	1.750	12/25/46	192,769
Federal National Mortgage Association REMICS Series 2017-46, Class EA
33,070	3.500	12/25/50	32,841
Federal National Mortgage Association REMICS Series 2017-7, Class JA
149,740	2.000	02/25/47	123,247
Federal National Mortgage Association REMICS Series 2019-10, Class PT
203,612	3.500	03/25/49	194,256
Federal National Mortgage Association REMICS Series 2020-35, Class MA
256,481	2.000	12/25/43	239,235

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2020-45, Class CB
$ 420,682	2.000%	02/25/44	$391,687
Federal National Mortgage Association REMICS Series 2020-56, Class AH
461,690	2.000	05/25/45	428,515
GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
321,948	1.855	08/25/66	286,954
Government National Mortgage Association REMICS Series 2009-65, Class AF
893	4.000	07/20/39	889
Government National Mortgage Association REMICS Series 2010-14, Class PA
2,764	3.000	02/20/40	2,714
Government National Mortgage Association REMICS Series 2012-13, Class EG
32,424	2.000	10/20/40	32,136
Government National Mortgage Association REMICS Series 2013-14, Class AP
626,018	1.750	12/20/42	543,759
Government National Mortgage Association REMICS Series 2013-188, Class LE
407,007	2.500	11/16/43	367,165
Government National Mortgage Association REMICS Series 2014-131, Class DM
51,303	3.000	02/20/44	49,902
Government National Mortgage Association REMICS Series 2015-65, Class BD
196,431	2.250	05/20/45	171,752
Government National Mortgage Association REMICS Series 2015-94, Class AT
168,271	2.250	07/16/45	149,512
Government National Mortgage Association REMICS Series 2019-11, Class MA
111,655	3.000	01/20/47	106,025
Government National Mortgage Association REMICS Series 2019-21, Class MA
223,269	3.500	09/20/47	211,181
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
95,356	1.382	09/27/60	89,090
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1 mo. USD Term SOFR + 0.554%)
37,949	5.292	05/25/35	29,138
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
123,401	4.653	01/25/36	108,016
Impac CMB Trust Series 2003-2F, Class A(d)
40,324	5.730	01/25/33	40,307
Impac CMB Trust Series 2004-7, Class 1A1(a)(1 mo. USD Term SOFR + 0.854%)
11,086	5.592	11/25/34	10,899
Impac CMB Trust Series 2005-2, Class 2A2(a)(1 mo. USD Term SOFR + 0.914%)
18,367	5.652	04/25/35	17,107

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac Secured Assets Trust Series 2006-1, Class 2A1(a)(1 mo. USD Term SOFR + 0.814%)
$ 71,139	5.552%	05/25/36	$64,098
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
25,609	5.908	10/25/34	23,691
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
87,506	3.500	10/25/46	78,597
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1 mo. USD Term SOFR + 0.654%)
54,663	5.392	12/25/35	49,514
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
21,949	6.824	04/21/34	21,138
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
156,116	1.153	04/25/65	144,803
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
202,449	1.029	11/25/64	176,027
MortgageIT Trust Series 2005-1, Class 1A1(a) (1 mo. USD Term SOFR + 0.754%)
98,320	5.492	02/25/35	99,007
MortgageIT Trust Series 2005-1, Class 1A2(a)(1 mo. USD Term SOFR + 0.894%)
84,569	5.632	02/25/35	83,398
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
427,142	2.750	07/25/59	406,214
RALI Trust Series 2004-QA4, Class NB21(a)(b)
8,355	5.877	09/25/34	8,169
Sequoia Mortgage Trust 10 Series 2010, Class 1A(a)(1 mo. USD Term SOFR + 0.914%)
4,005	5.674	10/20/27	3,873
Sequoia Mortgage Trust Series 2003-2, Class A1(a)(1 mo. USD Term SOFR + 0.774%)
7,270	5.534	06/20/33	7,118
Vendee Mortgage Trust Series 1996-2, Class 1Z
6,902	6.750	06/15/26	6,976
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
242,233	1.031	02/25/66	215,537

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,734,146)			$10,017,434

Commercial Mortgage Obligations – 4.0%
Government National Mortgage Association REMICS Series 2018-170, Class V
$ 244,978	3.250%	10/16/35	$228,252
Government National Mortgage Association REMICS Series 2022-196, Class AB
431,901	3.250	04/16/54	400,577
Government National Mortgage Association REMICS Series 2022-199, Class A
604,879	3.250	02/16/54	564,767

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,190,858)			$1,193,596

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 7.7%
Federal Home Loan Mortgage Corp.
$ 2,388	5.000%		05/01/27	$2,386
53,431	2.500		04/01/28	51,922
(RFUCC 1 yr. Treasury + 1.600%),
143,763	2.706	(a)	07/01/45	143,534
(RFUCC 1 yr. Treasury + 1.582%),
47,906	7.401	(a)	07/01/46	49,258
Federal National Mortgage Association
126,827	3.500		10/01/26	125,198
66,917	3.500		12/01/27	65,836
83,538	2.500		03/01/28	80,994
202,087	2.500		05/01/28	195,733
87,495	3.000		05/01/28	85,601
127,513	2.500		07/01/28	123,114
97,365	3.000		09/01/28	94,828
86,457	2.500		01/01/30	83,263
124,337	3.500		10/01/32	119,952
229,935	3.000		08/01/33	216,724
(RFUCC 1 yr. Treasury + 1.596%),
29,691	7.384	(a)	12/01/45	30,449
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
594	4.875	(a)	04/20/26	593
417	4.625	(a)	08/20/26	415
1,235	4.625	(a)	01/20/28	1,227
Uniform Mortgage-Backed Security
67,885	3.000		11/01/26	66,760
46,499	3.000		12/01/26	45,848
135,472	2.000		01/01/31	128,262
1,615	7.000		11/01/31	1,678
120,744	5.000		02/01/32	121,232
48,728	6.000		07/01/33	49,045
271,427	3.500		07/01/34	260,475
168,614	3.500		08/01/35	161,422

				2,305,749

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $14,356,087)				$13,516,779

U.S. Treasury Obligations – 39.5%
U.S. Treasury Bills(e)
$ 500,000	0.000%		11/14/24	$499,163
250,000	0.000		11/21/24	249,359
1,000,000	0.000		12/26/24	993,020
700,000	0.000		01/09/25	694,009
1,000,000	0.000		01/16/25	990,591
750,000	0.000		02/20/25	739,779
U.S. Treasury Notes
800,000	1.500		11/30/24	797,987
750,000	2.125		11/30/24	748,475
950,000	1.000		12/15/24	945,784
1,000,000	1.500		02/15/25	991,162
200,000	1.125		02/28/25	197,772

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$ 300,000	1.250%	11/30/26	$282,785
2,500,000	2.625	07/31/29	2,335,547
300,000	1.625	08/15/29	267,633
700,000	3.875	09/30/29	690,785
350,000	4.125	10/31/29	349,617

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,844,402)			$11,773,468

U.S. Government Agency Obligations – 12.3%
Federal Farm Credit Banks Funding Corp.(f)
$ 275,000	5.120%	11/24/27	$276,082
Federal Home Loan Mortgage Corp.
700,000	2.350 (f)	03/25/25	693,910
1,000,000	0.375	07/21/25	971,981
Federal National Mortgage Association
1,000,000	0.625	04/22/25	982,110
750,000	0.500	06/17/25	732,013

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,725,618)			$3,656,096

Asset-Backed Securities(a) – 1.3%
Home Equity – 0.9%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 137,886	5.932%	03/25/33	$136,856
Terwin Mortgage Trust Series 2004-7HE, Class A3(c)(1 mo. USD Term SOFR + 1.514%)
116,150	6.252	07/25/34	111,456
Terwin Mortgage Trust Series 2004-9HE, Class A1(c)(1 mo. USD Term SOFR + 0.914%)
40,121	5.652	09/25/34	38,337

			286,649

Other – 0.4%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	5.752	11/25/34	108,252

TOTAL ASSET-BACKED SECURITIES
(Cost $369,144)			$394,901

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2024

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
147,260	5.301%	$ 147,260
(Cost $147,260)

TOTAL INVESTMENTS – 98.9%
(Cost $30,442,511)		$29,488,504

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		322,597

NET ASSETS – 100.0%		$29,811,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2024.

(b)	Rate shown is that which is in effect on October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMIC	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1 year
SOFR	—SecuredOvernight Financing Rate

24	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$2,255,000	5.000%		12/01/31	$2,443,762

Alaska – 0.7%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000		10/01/25	1,014,002
1,000,000	5.000	(a)	10/01/28	1,054,003
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	452,089

				2,520,094

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,284,900
City of Lake Havasu City AZ Wastewater System Revenue Bonds Refunding Series B (AGM) (AA/A1)
1,095,000	5.000		07/01/40	1,100,538

				3,385,438

Arkansas(a) – 0.7%
Benton Washington Regional Public Water Authority Revenue Bonds Series 2024 BAM (AA/NR)
1,000,000	4.000		10/01/41	985,909
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400		09/01/27	236,354
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000		11/01/30	647,765
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	531,323

				2,401,351

California(b) – 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	470,482

Colorado – 2.3%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	559,049
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,780,057
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	562,335
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,785,447

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
$ 280,000	2.075%		11/01/24	$280,000
250,000	2.125		05/01/25	246,896
250,000	2.175		11/01/25	244,221
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,178,435

				8,636,440

Connecticut – 0.9%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	340,956
450,000	5.000		11/15/28	470,202
450,000	5.000		11/15/29	473,352
385,000	5.000		11/15/30	405,645
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	329,635
765,000	1.950		11/15/25	745,301
500,000	2.090		05/15/26	482,296

				3,247,387

Florida – 3.3%
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	665,619
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	509,818
495,000	2.050		01/01/28	469,178
515,000	2.100		07/01/28	485,287
520,000	2.125	(a)	01/01/29	480,751
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa3)(a)
2,015,000	5.000		10/01/30	2,038,676
Miami-Dade FL Transit System Revenue Bonds (Refunding) Series 2017 (AA/NR)(a)
2,210,000	4.000		07/01/35	2,211,654
St. Johns County FL School Board Certificates of Participation Series 2024 A (AA/NR)(a)
1,200,000	5.000		07/01/40	1,319,043
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,585,000	5.000		05/01/41	2,762,761
1,230,000	5.000		05/01/42	1,308,664

				12,251,451

Georgia – 3.5%
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	2,031,928

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
$3,000,000	5.000%		07/15/40	$3,067,251
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,022,450
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,689,209
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	544,802
500,000	5.000		06/15/31	548,738
600,000	5.000	(a)	06/15/32	656,645
700,000	5.000	(a)	06/15/33	763,874
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B BAM (AA/A2)(a)
2,375,000	5.250		01/01/38	2,672,122

				12,997,019

Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,117,224
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/Aa3)
500,000	4.000		07/15/36	509,376
750,000	4.000		07/15/37	762,833

				2,389,433

Illinois – 10.1%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,075,540
1,000,000	5.000		01/01/35	1,077,469
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,088,976
City of Kankakee IL GO Bonds Taxable Series 2024 (AA/NR)
1,380,000	4.931		12/01/31	1,385,579
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,476,829
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
550,000	3.000		01/01/25	549,008
1,140,000	5.000		01/01/26	1,163,771
525,000	5.000	(a)	01/01/28	549,526
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	795,341
855,000	4.000		10/01/36	836,193
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	791,564

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
$1,550,000	4.000%	08/15/37	$1,525,665
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000	11/15/24	500,207
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	02/01/25	1,003,199
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000	12/01/37	2,681,037
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	503,181
515,000	4.000	12/15/35	522,739
535,000	4.000	12/15/36	542,298
555,000	4.000	12/15/37	561,469
580,000	4.000	12/15/38	585,236
600,000	4.000	12/15/39	602,592
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
765,000	4.000	01/01/25	765,441
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
685,000	4.000	12/01/24	685,080
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	863,294
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	1,974,389
University of Illinois Revenue Bonds (Refunding) Series 2016 A (AGM) (AA/Aa2)(a)
2,000,000	4.000	04/01/35	2,005,340
Village of Bellwood IL GO Bonds Refunding Series 2024 BAM (AA/NR)
1,990,000	5.000	12/01/31	2,161,235
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,018,368
1,825,000	4.000	12/01/38	1,835,127
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	706,721
660,000	4.000	12/01/34	672,123
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	781,526
905,000	5.000	12/30/28	964,971
960,000	5.000	12/30/29	1,035,990
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
700,000	4.000	12/01/31	720,613
700,000	4.000	12/01/32	717,827
725,000	4.000	12/01/33	739,518

			37,464,982

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – 8.8%
Boonville Redevelopment Authority Revenue Bonds Series 2023 (AA/NR)(a)
$1,085,000	4.000%		08/01/37	$1,076,014
1,175,000	4.000		08/01/39	1,137,217
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,228,703
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	1,946,980
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	522,708
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	522,708
Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250		02/01/34	1,313,019
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,385
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	851,049
700,000	4.000	(a)	07/01/32	717,105
700,000	4.000	(a)	07/01/36	706,567
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,540,760
1,505,000	5.000		02/01/39	1,608,769
1,200,000	5.000		02/01/40	1,280,167
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,091,851
1,420,000	5.000		03/01/36	1,547,002
1,095,000	5.000		03/01/37	1,195,120
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,319,133
1,685,000	5.500		07/15/40	1,902,165
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	528,286
400,000	3.000		08/01/35	364,969
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,027,006
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,001,031
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
910,000	3.000		08/01/30	865,555
485,000	4.000		08/01/32	497,642

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
$1,000,000	5.000%		07/15/38	$1,096,058
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	523,454
500,000	5.000		07/15/32	522,686
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
750,000	5.000		07/15/31	766,969
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,557,142
1,670,000	3.000		08/01/34	1,593,382

				32,666,602

Iowa(a) – 0.3%
Dubuque Community School District Infrastructure Sales Services & Use Tax Revenue Bonds Series 2024 BAM (AA/NR)
1,215,000	4.000		07/01/41	1,195,257

Kansas(a) – 0.6%
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(c)
1,015,000	5.000		09/01/30	1,030,176
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,048,479

				2,078,655

Kentucky – 4.5%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,807,792
855,000	5.000		07/01/31	914,437
1,275,000	5.000	(a)	07/01/32	1,367,088
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	5.000		08/01/26	1,004,129
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,940,403
Eastern Kentucky University Revenue Bonds Series A (AA/Aa3)(a)
1,830,000	4.000		04/01/40	1,832,935
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(d)(e)
3,000,000	5.000		05/01/55	3,183,643
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/Aa3)(a)
400,000	5.000		11/01/27	415,694
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000		05/01/28	786,979
915,000	5.000		05/01/29	957,389

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/Aa3)
$ 750,000	5.000%	05/01/27	$788,229
Kentucky State Property & Building Commission Series 2018 (AA/Aa3)
885,000	5.000	04/01/28	947,925
Owensboro KY GO Bonds Series A (NR/A1)(a)
615,000	5.000	05/01/25	615,642

			16,562,285

Louisiana(a) – 1.1%
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000	10/01/35	759,217
545,000	5.000	10/01/36	594,198
1,000,000	4.000	10/01/37	1,011,267
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)
800,000	5.000	04/01/48	843,671
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)
800,000	5.000	05/15/30	806,590

			4,014,943

Maine – 2.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,155,561
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 C BAM (AA/Aa3)(a)
1,275,000	5.000	07/01/40	1,349,374
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950	11/15/24	1,298,269
835,000	2.050	11/15/25	814,376
1,000,000	2.100	11/15/26	966,207
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	765,583
870,000	2.250	11/15/30	782,451
905,000	2.350	11/15/31	805,601
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000	01/01/34	217,522
330,000	5.000	01/01/35	333,664

			8,488,608

Maryland(a) – 0.6%
City of Baltimore MD Revenue Bonds (Water Projects) Series A (A/Aa3)
2,130,000	5.000	07/01/35	2,197,489

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – 1.1%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
$ 550,000	4.250%		07/01/32	$545,455
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	799,743
710,000	1.900		12/01/32	587,575
Massachusetts Port Authority Revenue Bonds Series B (AMT) (AA/Aa2)(a)(c)
2,000,000	5.000		07/01/40	2,018,480

				3,951,253

Michigan – 6.6%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000		01/01/38	547,572
500,000	5.000		01/01/39	544,593
500,000	5.000		01/01/40	541,879
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	494,284
500,000	2.000		05/01/26	483,442
Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a)
875,000	5.000		05/01/37	983,878
750,000	5.000		05/01/38	842,929
1,270,000	5.000		05/01/39	1,423,983
775,000	5.000		05/01/40	862,964
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	471,899
495,000	5.000		07/01/32	523,747
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	402,365
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,292,920
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	936,151
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(c)
750,000	5.000		05/01/26	757,025
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (A/A2)(a)
5,000,000	5.000		11/15/41	5,094,024
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	397,111
470,000	2.550	(a)	04/01/28	453,490
410,000	2.600	(a)	10/01/28	393,444

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
$ 425,000	5.000%		05/01/36	$478,074
200,000	5.000		05/01/38	223,408
315,000	5.000		05/01/40	347,987
580,000	5.000		05/01/44	630,461
Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A/A1)(a)
2,625,000	5.000		12/01/34	2,657,833
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A/A1)(a)
2,400,000	5.000		12/01/34	2,430,019

				24,215,482

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000		04/01/35	1,285,978
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	219,832

				1,505,810

Mississippi – 2.3%
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,505,410
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	296,188
400,000	5.000		11/01/30	392,110
500,000	5.000		11/01/31	487,102
400,000	5.000		11/01/32	387,401
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A1)
1,055,000	5.000		10/15/25	1,072,036
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	631,224
690,000	1.850		12/01/30	599,206
1,000,000	1.950	(a)	06/01/31	865,672
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,172,225
1,000,000	6.000		09/01/40	1,166,689

				8,575,263

Missouri – 1.8%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	3,000,303

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
$ 850,000	4.000%		04/01/28	$869,265
1,825,000	4.000		04/01/29	1,870,347
810,000	4.000		04/01/30	828,889

				6,568,804

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,833

New Hampshire(a) – 0.4%
New Hampshire Business Finance Authority Revenue Bonds (Saint Luke’s University Health Network) Series 2021 (AA/A1)
1,355,000	4.000		08/15/41	1,317,222

New Jersey – 2.3%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AGC) (AA/A1)(a)
500,000	5.000		11/01/35	561,745
500,000	5.000		11/01/36	559,663
750,000	5.000		11/01/37	836,561
715,000	5.000		11/01/38	794,457
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	578,153
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	2,980,446
1,000,000	5.000		12/01/33	1,062,047
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
175,000	3.150		06/15/25	174,840
New Jersey Turnpike Authority Revenue Bonds Series E (AA-/A1)(a)
835,000	5.000		01/01/45	836,777

				8,384,689

New Mexico – 1.0%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
500,000	4.000		06/01/33	504,902
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	671,854
520,000	2.050	(a)	03/01/32	444,868
585,000	2.100	(a)	09/01/32	497,724
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,616,994

				3,736,342

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 0.6%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
$ 890,000	2.700%	12/01/32	$769,951
915,000	2.850	12/01/33	784,564
940,000	3.000	12/01/34	800,399

			2,354,914

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
595,000	3.200	01/01/29	590,319

Ohio – 4.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000	12/01/31	966,732
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000	12/01/26	545,779
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
935,000	5.000	12/01/27	989,861
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(c)
100,000	4.000	12/01/25	100,862
110,000	5.000	12/01/27	116,788
County of Franklin OH Revenue Bonds (Trinity Health Credit Group) Series 2017 (AA-/Aa3)(a)
2,120,000	5.000	12/01/46	2,159,246
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	626,632
675,000	3.000	12/01/33	618,476
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
390,000	2.000	11/15/31	333,159
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000	12/01/26	630,347
500,000	4.000	12/01/29	500,126
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000	12/01/36	2,263,838
2,170,000	4.000	12/01/37	2,181,511
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000	12/01/36	2,575,578
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
390,000	2.000	11/15/31	334,629
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000	06/01/36	703,588

			15,647,152

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – 2.7%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
$1,350,000	4.000%		12/01/28	$1,384,690
1,770,000	4.000	(a)	12/01/30	1,811,810
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,048,675
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,739,024
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA-/NR)(a)
1,975,000	4.000		07/01/38	1,979,148
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(c)
25,000	4.000		07/01/38	25,985

				9,989,332

Pennsylvania – 11.8%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	319,314
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000		02/15/33	466,829
685,000	4.000		02/15/36	696,851
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,035,201
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000		04/01/36	809,508
500,000	5.000		04/01/38	535,372
Geisinger Authority PA Revenue Bonds (Refunding) Series 2017 (AA-/WR)(a)
1,500,000	5.000		02/15/39	1,536,321
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000		04/15/38	3,118,708
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000		06/01/26	507,520
525,000	5.000		06/01/27	539,603
525,000	5.000		06/01/28	543,992
535,000	5.000		06/01/29	558,716
425,000	5.000		06/01/30	444,571
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000		05/15/40	987,554
1,000,000	4.000		05/15/41	981,171

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
$ 475,000	4.000%		08/15/42	$468,315
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	708,079
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355		12/01/26	321,554
350,000	2.633		12/01/29	320,763
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000		12/01/35	3,185,155
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/Aa3)(a)
500,000	5.000		12/01/26	500,589
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,007,106
Philadelphia Authority for Industrial Development Revenue Bonds Series 2016 (A+/Aa3)(a)
2,980,000	5.000		04/01/34	2,994,798
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	883,838
1,750,000	5.000		09/01/41	1,923,297
Ridley School PA District Revenue Bonds Series 2024 B (AA/Aa3)(a)
3,055,000	5.000		11/15/43	3,261,023
1,315,000	5.000		11/15/44	1,400,033
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,812,969
1,610,000	2.000		09/01/29	1,464,511
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	236,445
225,000	5.000		05/01/29	239,220
400,000	5.000		05/01/30	429,143
375,000	5.000		05/01/31	404,990
325,000	4.000	(a)	05/01/32	322,918
325,000	4.000	(a)	05/01/33	322,236
300,000	4.000	(a)	05/01/34	298,120
Steel Valley School District GO Bonds Series 2024 BAM (AA/Aa3)(a)
850,000	5.000		11/01/37	927,958
1,695,000	5.000		11/01/38	1,850,703
650,000	5.000		11/01/39	707,274
840,000	5.000		11/01/40	909,860
885,000	5.000		11/01/41	952,348
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	551,857
520,000	4.000		07/01/27	532,386

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR) – (continued)
$ 400,000	5.000	%(a)	07/01/28	$416,168
500,000	4.000	(a)	07/01/33	500,578
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	648,619

				43,584,084

Rhode Island(a) – 1.7%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G BAM (AA/Aa3)
1,350,000	5.250		05/15/40	1,508,409
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AGC) (AA/A1)
1,100,000	5.250		09/15/40	1,218,256
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	775,155
980,000	4.000		11/01/33	997,875
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,738,172

				6,237,867

South Carolina(a) – 0.6%
South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)
2,000,000	5.000		04/01/34	2,207,249

South Dakota – 1.0%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,081,688
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,895,387
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,776
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
605,000	5.000		09/01/25	612,797

				3,619,648

Tennessee – 2.1%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	555,860
800,000	5.250		12/01/41	885,015
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	529,289
600,000	5.000	(a)	07/01/29	632,138
500,000	5.000	(a)	07/01/30	525,451

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
$4,155,000	5.000%	07/01/33	$4,559,048
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050	01/01/38	125,002

			7,811,803

Texas – 9.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000	08/15/39	1,319,277
1,000,000	5.000	08/15/40	1,092,523
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	734,717
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000	12/01/32	489,626
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/34	1,018,359
1,000,000	4.000	08/15/35	1,015,588
Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000	11/15/39	1,902,663
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa1)(a)
430,000	5.000	09/01/27	436,257
980,000	5.000	09/01/28	994,366
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000	11/15/32	1,349,088
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000	09/01/42	530,821
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	965,986
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000	07/01/29	1,064,254
900,000	5.000	07/01/30	963,215
1,200,000	5.000	07/01/31	1,289,269
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000	08/15/34	1,307,165
860,000	5.000	08/15/35	953,167
975,000	5.000	08/15/36	1,078,497
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000	09/01/35	1,688,334

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
$1,000,000	5.000%		11/01/39	$1,103,086
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,514,656
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,052,769
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)(a)
970,000	4.000		03/01/33	995,171
1,015,000	4.000		03/01/34	1,033,754
Hutto Independent School District GO Series 2023 (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.000		08/01/40	1,103,948
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	301,394
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/38	1,503,787
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,870,716
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
230,000	0.000		02/15/25	227,561
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,756,439
1,655,000	4.000	(a)	06/01/35	1,622,356

				35,278,809

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000		07/01/26	1,023,426
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000		07/01/34	517,179

				1,540,605

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/26	407,923
780,000	5.000		06/15/27	802,051
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000		06/15/25	403,043
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	416,989
455,000	5.000		06/15/30	475,287
475,000	5.000		06/15/31	496,020

				3,001,313

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
$1,000,000	5.250%	07/01/43	$1,103,319
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150	11/01/48	2,604,396

			3,707,715

Washington(a) – 0.9%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	897,814
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,533,114
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	500,674
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	157,163
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	288,760

			3,377,525

Wisconsin(a) – 2.8%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,179,618
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,598,552
Racine WI Unified School District GO Bonds (Refunding) Series 2024 (AA/Aa3)
2,495,000	4.000	04/01/42	2,477,876
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,918,761
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,140,676

			10,315,483

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $373,119,225)			$362,957,194

Shares	Dividend Rate	Value

Investment Company – 0.5%

State Street Institutional US Government Money Market Fund – Premier Class
1,686,961	5.301%	$1,686,961
(Cost $1,686,961)

TOTAL INVESTMENTS – 98.7%
(Cost $374,806,186)		$364,644,155

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		4,781,359

NET ASSETS – 100.0%		$369,425,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity.

(c)	Pre-refunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2024.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—WithdrawnRating

The accompanying notes are an integral part of these financial statements.	33

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.8%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%	12/01/31	$2,167,417

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,658,860

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	505,936
500,000	4.000	12/01/35	504,790

			1,010,726

Indiana(a) – 0.8%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	456,416
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue) - Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,527,899

			1,984,315

Missouri – 95.1%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	1,979,101
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	772,959
825,000	4.000	08/15/30	833,722
555,000	4.000	08/15/31	559,708
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,173,128
1,000,000	4.000	03/01/40	1,018,002
750,000	4.000	03/01/41	763,236
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,082,124
1,655,000	4.000	10/01/34	1,661,189
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,446,623
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	756,841
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,417,679
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,206,373

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
$ 505,000	3.000%		10/01/30	$488,202
570,000	3.000		10/01/34	525,118
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,108,406
1,230,000	4.000		03/01/34	1,236,970
750,000	4.000		03/01/37	747,659
530,000	4.000		03/01/40	513,296
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,082,612
760,000	5.000		04/01/36	819,850
1,435,000	5.000		04/01/37	1,542,577
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,696,573
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	938,891
640,000	4.000		05/01/35	650,156
685,000	4.000		05/01/36	694,721
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/35	1,001,028
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,034,491
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	491,737
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	672,649
670,000	5.000		10/01/30	704,205
705,000	5.000		10/01/31	740,111
740,000	5.000	(a)	10/01/32	778,144
County of Cole MO Reorganized School District No. 2 GO Bonds Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,384,378
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)(a)
1,100,000	4.000		04/01/28	1,124,057
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,962,551
2,025,000	4.000		04/01/39	2,035,129
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	629,696
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	744,364
830,000	5.000	(a)	04/01/30	899,404
905,000	5.000	(a)	04/01/31	980,414

34	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
$1,425,000	5.250%	03/01/34	$1,620,605
1,115,000	5.250	03/01/35	1,260,702
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000	12/30/32	744,008
1,780,000	3.000	12/30/33	1,661,727
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000	09/01/36	1,184,420
1,000,000	5.000	09/01/37	1,046,424
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	905,701
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
95,000	5.625	03/01/25	95,072
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB/NR)(a)
3,225,000	5.000	10/01/37	3,278,120
Harrisonville MO Cass R-9 School District GO Bonds Series 2020 (AA+/NR)(a)
1,250,000	5.000	03/01/37	1,255,416
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	03/01/42	803,222
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	331,365
400,000	4.000	02/15/35	375,841
580,000	4.000	02/15/36	541,443
700,000	4.000	02/15/37	649,442
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series A (AA/Aa2)
2,000,000	5.000	05/01/33	2,266,149
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	564,312
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Refunding-Saint Lukes Health Systems) Series 2020 (AA/Aa2)
525,000	5.000	11/15/25	534,721
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	549,157
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	6,000,607

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
$1,470,000	3.250%		03/01/38	$1,379,300
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	954,252
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	708,830
630,000	4.000		05/01/29	637,500
675,000	4.000		05/01/30	681,898
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,086,698
1,000,000	5.500		03/01/36	1,086,721
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	456,759
575,000	3.250		04/15/30	547,239
550,000	3.300		04/15/31	516,195
700,000	3.375		04/15/32	647,894
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	99,923
165,000	4.000	(a)	03/01/31	169,037
180,000	4.000	(a)	03/01/32	183,753
200,000	4.000	(a)	03/01/33	203,742
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,237,685
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,151
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	574,924
605,000	3.000		04/01/30	591,606
420,000	3.000		04/01/31	408,423
460,000	3.000		04/01/33	433,576
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378		02/15/25	496,717
1,020,000	2.558		02/15/26	993,723
815,000	2.844		02/15/28	771,299
825,000	2.894		02/15/29	768,812
Joplin MO Schools GO Bonds Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,203,341
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,651,444
1,370,000	5.000		03/01/29	1,445,296

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2) – (continued)
$1,000,000	5.000	%(a)	03/01/32	$1,044,116
1,275,000	4.000	(a)	03/01/34	1,281,897
1,000,000	5.000	(a)	03/01/35	1,034,539
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,133,712
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,389,949
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,962,762
Mineral Area MO Community College District GO Bonds Series 2024 (AGM) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,133,383
2,300,000	5.000		03/01/36	2,513,630
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,779,471
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,104,340
1,100,000	5.250		05/01/37	1,205,307
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (AA/A3)(a)
1,775,000	5.000		06/01/36	1,976,196
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	539,528
500,000	5.250		12/01/42	538,642
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	910,510
990,000	4.000	(a)	04/01/32	1,015,734
1,095,000	4.000	(a)	04/01/33	1,119,135
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,396,638
1,275,000	4.500		05/01/49	1,249,028
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	610,703
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	800,630

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
$ 775,000	5.000%		01/01/31	$777,082
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,103
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding - Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,134,080
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	698,971
800,000	5.000		09/01/38	825,982
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,522,473
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	2,011,698
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,385,236
1,000,000	5.000		12/01/33	1,006,815
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	987,027
1,100,000	5.000		06/01/37	1,137,578
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,253,808
250,000	4.000		05/15/39	247,627
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400		11/01/30	300,714
310,000	2.500		05/01/31	282,438
320,000	2.550		11/01/31	290,438
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (AA+/NR)(a)
3,000,000	4.050		11/01/39	2,967,978
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR)
875,000	3.600		05/01/32	868,184
500,000	3.750	(a)	05/01/35	490,269

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR) – (continued)
$ 500,000	3.800	%(a)	11/01/35	$486,652
500,000	3.850	(a)	05/01/36	487,407
500,000	3.900	(a)	11/01/36	488,253
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
15,000	3.550		11/01/30	15,000
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050		11/01/28	247,958
225,000	3.150		11/01/29	222,202
245,000	3.250		11/01/30	238,977
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,272,170
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000		03/01/33	507,102
800,000	4.000		03/01/34	809,408
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
650,000	5.000		03/01/40	698,727
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,219,459
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	519,050
530,000	4.000		03/01/39	537,591
575,000	4.000		03/01/41	579,174
600,000	4.000		03/01/42	602,196
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,687,786
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,420
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	371,832
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,010,265
1,000,000	4.000		03/01/38	1,004,370
750,000	4.000		03/01/39	750,635
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,375,160
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	605,263
1,600,000	3.000		03/01/35	1,537,084

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A+/NR)(a)
$ 225,000	3.150%		07/01/27	$225,037
410,000	3.450		07/01/32	402,198
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	992,478
Saint Louis MO Airport Revenue Bonds (Refunding - St. Louis Lambert International Airport) Series A (NR/A2)
1,355,000	5.000		07/01/32	1,457,788
Saint Louis MO Airport Revenue Bonds (Refunding - St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,605,188
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AA/A1)(a)
3,745,000	5.000		07/01/42	3,837,561
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
1,465,000	4.000		04/01/40	1,429,746
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	542,925
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,364,488
1,220,000	5.000	(a)	07/01/28	1,270,581
1,400,000	5.000	(a)	07/01/30	1,445,491
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	477,415
475,000	4.000		11/01/35	481,417
815,000	4.000		11/01/36	824,902
845,000	4.000		11/01/37	851,389
920,000	4.000		11/01/38	925,655
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,480,000	2.125		04/01/39	1,701,508
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,055,000	5.000		12/01/32	1,071,695
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,967,870
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	734,226
695,000	5.000		02/01/38	770,561
730,000	5.000		02/01/39	805,766
670,000	5.000		02/01/40	735,817
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,006,134
2,000,000	4.000		04/01/36	2,006,991
2,515,000	4.000		04/01/37	2,521,750

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
$2,710,000	5.000%		02/15/27	$2,806,043
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,606,738
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,736,216
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000		03/01/39	2,008,257
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000		03/01/40	1,185,001
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	722,829
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A3)(a)
865,000	3.000		06/01/25	857,982
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	617,845
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	453,238
500,000	4.000		03/01/37	502,800
755,000	4.000		03/01/39	756,701
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	470,182
560,000	3.000		03/01/37	518,077
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,411,379
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
890,000	4.000		03/01/33	906,089
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	278,976
260,000	5.000		03/01/33	292,764
340,000	5.000	(a)	03/01/34	381,555
360,000	5.000	(a)	03/01/35	402,213
380,000	5.000	(a)	03/01/36	422,921
320,000	5.000	(a)	03/01/37	354,862
600,000	4.000	(a)	03/01/39	590,071
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,811,933
1,800,000	4.000		04/01/33	1,801,297
1,800,000	4.000		04/01/34	1,801,243

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
$ 415,000	4.000%	03/01/38	$425,942
435,000	4.000	03/01/39	445,058
455,000	4.000	03/01/40	463,323
495,000	4.000	03/01/42	498,799
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000	03/01/34	1,251,294

			226,899,963

North Dakota(a) – 1.0%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600	07/01/28	2,200,865
105,000	3.150	01/01/36	94,612

			2,295,477

Ohio(a) – 0.5%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	563,211
715,000	3.000	12/01/35	641,978

			1,205,189

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $246,556,755)			$238,221,947

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund –Premier Class
847,674	5.301%	$847,674
(Cost $847,674)

TOTAL INVESTMENTS – 100.2%
(Cost $247,404,429)		$239,069,621

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(459,262)

NET ASSETS – 100.0%		$238,610,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

38	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	39

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.3%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$1,000,000	5.000%		12/01/31	$1,083,708

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	810,416

Illinois(a) – 2.3%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,010,155
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,706,476

				2,716,631

Indiana – 6.7%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	443,101
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	545,492
500,000	5.250		08/01/42	534,555
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,632,562
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation - Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,903,096
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	630,916
600,000	6.000		07/15/37	686,167
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,489,941

				7,865,830

Iowa(a) – 0.7%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000		06/01/43	776,350

Kansas – 83.5%
Andover KS GO Bonds Series 2024 A AGM (AA/NR)(a)
1,390,000	4.000		10/01/41	1,380,462
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	590,324
585,000	5.000		09/01/28	626,727
415,000	5.000	(a)	09/01/29	449,334

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
$ 920,000	5.000%	09/01/36	$1,008,878
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000	12/01/25	1,993,731
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	804,765
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000	09/01/39	831,454
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,018,800
500,000	4.000	09/01/31	507,432
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)(a)
1,305,000	4.000	09/01/28	1,336,950
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000	09/01/26	1,358,292
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000	12/01/29	614,272
650,000	4.000	12/01/30	662,520
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000	09/01/25	507,145
City of Newton KS GO Bonds Series A (AA-/NR)(a)
430,000	4.000	09/01/44	416,482
City of Newton KS GO Bonds Series A (AA-/NR)(a)
605,000	4.000	09/01/42	597,279
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
350,000	3.000	10/01/28	343,532
300,000	3.000	10/01/29	293,721
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
445,000	3.000	08/01/28	442,686
650,000	3.000	08/01/32	602,069
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000	09/01/41	746,695
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250	08/01/33	1,496,974
1,000,000	5.000	08/01/44	1,036,459
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	336,163
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AA/NR)(a)
1,220,000	5.000	09/01/38	1,310,759
1,280,000	5.000	09/01/39	1,368,743

40	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
$1,785,000	5.000%	09/01/40	$1,911,260
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,553,669
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
750,000	5.000	09/01/40	761,835
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000	09/01/25	1,012,887
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000	08/01/47	1,025,510
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000	09/01/31	447,845
450,000	4.000	09/01/32	466,585
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
925,000	5.000	09/01/36	998,551
510,000	5.000	09/01/37	548,818
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
1,495,000	5.000	09/01/42	1,587,095
Independence KS GO Bonds Series 2024 (SP-1/NR)(a)
2,000,000	4.000	10/01/27	2,004,762
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
1,000,000	5.500	09/01/43	1,083,564
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500	09/01/33	652,167
620,000	5.500	09/01/34	688,551
655,000	5.500	09/01/35	725,531
500,000	5.500	09/01/38	549,980
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,015,643
2,000,000	5.000	09/01/35	2,104,404
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,036,725
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,004,853
Johnson County KS Improvement GO Bonds Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,021,347
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,467,226
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	823,872

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
$1,000,000	5.000%	10/01/34	$1,016,724
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,656,959
785,000	5.000	10/01/42	861,806
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000	09/01/32	2,025,589
525,000	5.000	09/01/33	531,587
1,110,000	5.000	09/01/34	1,123,653
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,472,107
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,807,126
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	1,999,979
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,787,082
1,335,000	4.000	07/01/37	1,281,984
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,179,693
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,061,748
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AA/NR)(a)
700,000	5.000	09/01/36	780,691
880,000	5.000	09/01/38	977,769
475,000	4.000	09/01/39	474,658
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	177,837
380,000	3.000	09/01/40	331,916
320,000	3.000	09/01/41	274,895
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
1,315,000	5.000	09/01/34	1,443,034
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	794,776
750,000	4.000	09/01/48	727,692
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000	09/01/36	532,374
350,000	3.000	09/01/38	322,917
575,000	3.000	09/01/41	497,034
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000	09/01/29	979,429

The accompanying notes are an integral part of these financial statements.	41

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
$ 985,000	3.000%		11/01/32	$936,637
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	486,870
1,000,000	4.000		09/01/31	1,003,514
1,065,000	5.000		09/01/32	1,079,592
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000		09/01/29	306,602
650,000	4.000		09/01/30	662,750
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	918,422
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,538,293
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000		09/01/36	1,138,766
750,000	5.000		09/01/37	853,109
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,310,041
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,013,027
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,595,407
1,930,000	5.000	(a)	09/01/48	1,972,188
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,095,702
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
515,000	4.000		07/01/27	526,205
555,000	4.000		07/01/29	572,027
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
2,365,000	5.000		12/01/35	2,393,452
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,045,501
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	415,363
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,000,734
1,000,000	4.250		09/01/39	984,195

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
$ 525,000	5.000%	09/01/40	$566,541

			98,711,325

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000	04/01/27	328,452

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	959,287

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	689,766
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine-Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	545,396
500,000	5.250	02/15/39	542,095

			1,777,257

Wisconsin(a) – 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	541,870
500,000	5.000	12/01/39	540,254

			1,082,124

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $118,831,154)			$116,111,380

Shares	Dividend Rate	Value

Investment Company – 1.0%
State Street Institutional US Government Money Market Fund –Premier Class
1,165,740	5.301%	$1,165,740
(Cost $1,165,740)

TOTAL INVESTMENTS – 99.3%
(Cost $119,996,894)		$117,277,120

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		954,064

NET ASSETS – 100.0%		$118,231,184

42	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2024

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund

The accompanying notes are an integral part of these financial statements.	43

THE COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2024

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Assets:
Investments at value (identified cost $115,200,582, 215,063,332 and 153,906,851, respectively)	$240,811,500	$270,902,044	$213,162,386
Receivables:
Dividends	42,741	461,534	32,166
Fund shares sold	14,474	134,713	65,470
Other	9,073	10,425	8,061

Total Assets	240,877,788	271,508,716	213,268,083

Liabilities:
Payables:
Fund shares redeemed	16,878	143,624	19,406
Advisory fees	83,057	70,383	90,892
Deferred trustee fees	44,091	49,942	27,873
Administrative fees	28,551	32,259	25,421
Accrued expenses	94,652	137,426	96,045

Total Liabilities	267,229	433,634	259,637

Net Assets:
Paid-in capital	90,697,227	200,022,454	132,583,735
Total distributable earnings	149,913,332	71,052,628	80,424,711

Net Assets	$240,610,559	$271,075,082	$213,008,446

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	4,561,736	7,876,105	4,481,632
Net asset value (net assets/shares outstanding)	$52.75	$34.42	$47.53

44	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2024

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Assets:
Investments at value (identified cost $33,563,864, $1,266,759,772 and $30,442,511, respectively)	$38,891,434	$1,182,451,519	$29,488,504
Cash	—	2,930	—
Receivables:
Dividends	18,151	10,142,940	84,601
Fund shares sold	—	2,377,172	354,632
Investments sold	—	2,500,041	—
Reimbursement from adviser	49,146	—	28,377
Deferred offering costs	3,518	—	—
Other	—	45,289	1,077

Total Assets	38,962,249	1,197,519,891	29,957,191

Liabilities:
Payables:
Dividends	—	2,392,646	15,423
Fund shares redeemed	—	386,157	17,438
Investments purchased on an extended settlement basis	—	4,294,953	—
Advisory fees	13,348	363,424	12,566
Deferred trustee fees	757	274,077	45,897
Administrative fees	4,588	139,323	3,456
Offering costs	39,900	—	—
Accrued expenses	23,618	352,226	51,310

Total Liabilities	82,211	8,202,806	146,090

Net Assets:
Paid-in capital	31,947,584	1,295,728,806	38,593,325
Total distributable earnings (loss)	6,932,454	(106,411,721)	(8,782,224)

Net Assets	$38,880,038	$1,189,317,085	$29,811,101

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	1,538,159	66,731,223	1,859,296
Net asset value (net assets/shares outstanding)	$25.28	$17.82	$16.03

The accompanying notes are an integral part of these financial statements.	45

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2024

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $374,806,186, $247,404,429 and $119,996,894, respectively)	$364,644,155	$239,069,621	$117,277,120
Receivables:
Interest and dividends	4,844,423	2,344,415	1,307,298
Fund shares sold	1,056,769	948,010	—
Reimbursement from adviser	—	8,943	24,346
Other	14,161	9,060	4,368

Total Assets	370,559,508	242,380,049	118,613,132

Liabilities:
Payables:
Dividends	742,523	417,740	223,860
Fund shares redeemed	23,028	389,427	1,893
Investments purchased on an extended settlement basis	—	2,645,666	—
Advisory fees	108,184	80,539	48,029
Deferred trustee fees	79,881	92,888	33,829
Administrative fees	43,196	27,992	13,877
Accrued expenses	137,182	115,438	60,460

Total Liabilities	1,133,994	3,769,690	381,948

Net Assets:
Paid-in capital	386,279,011	255,780,187	125,495,184
Total distributable earnings (loss)	(16,853,497)	(17,169,828)	(7,264,000)

Net Assets	$369,425,514	$238,610,359	$118,231,184

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	19,888,414	12,929,773	6,473,809
Net asset value (net assets/shares outstanding)	$18.57	$18.45	$18.26

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2024

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Investment Income:
Dividends	$1,986,703	$8,593,035	$1,970,386

Total Investment Income	1,986,703	8,593,035	1,970,386

Expenses:
Advisory fees	937,930	808,528	1,057,032
Administration fees	322,414	370,576	294,606
Custody, accounting and administrative services	108,576	94,190	84,440
Professional fees	106,342	120,907	99,503
Shareholder servicing fees	70,655	259,394	83,797
Transfer Agent fees	62,097	98,418	50,418
Trustee fees	27,705	32,908	26,613
Printing and mailing fees	24,666	31,416	25,907
Registration fees	23,055	28,450	23,246
Other	31,228	36,128	30,633

Total Expenses	1,714,668	1,880,915	1,776,195

Net Investment Income	$272,035	$6,712,120	$194,191

Realized and unrealized gain (loss)
Net realized gain	24,156,459	14,763,919	21,139,996
Net change in unrealized gain	54,913,637	40,396,183	30,371,691

Net realized and unrealized gain	79,070,096	55,160,102	51,511,687

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,342,131	$61,872,222	$51,705,878

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2024

	The MidCap Value Fund(a)	The Bond Fund	The Short-Term Government Fund
Investment Income:
Interest	$—	$45,277,982	$909,375
Dividends	958,634	530,602	25,729

Total Investment Income	958,634	45,808,584	935,104

Expenses:
Advisory fees	137,379	4,156,458	154,796
Administration fees	47,224	1,571,052	42,569
Custody, accounting and administrative services	51,871	335,783	72,315
Professional fees	53,649	502,324	17,870
Shareholder servicing fees	35	488,209	13,935
Transfer Agent fees	30,023	69,892	32,749
Trustee fees	3,241	136,037	4,016
Printing and mailing fees	18,301	81,030	11,873
Registration fees	42,317	31,925	21,002
Amortization of offering costs	89,793	—	—
Organizational costs	39,900	—	—
Other	6,346	137,962	7,363

Total Expenses	520,079	7,510,672	378,488
Less — expense reductions	(279,668)	—	(167,964)

Net Expenses	240,411	7,510,672	210,524

Net Investment Income	$718,223	$38,297,912	$724,580

Realized and unrealized gain (loss)
Net realized gain (loss)	1,550,833	(8,087,356)	(827,936)
Net change in unrealized gain	5,327,570	85,019,440	2,044,514

Net realized and unrealized gain	6,878,403	76,932,084	1,216,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,596,626	$115,229,996	$1,941,158

(a)	Commenced operations on November 13, 2023.

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2024

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$10,942,088	$7,212,028	$3,621,720
Dividends	526,890	91,630	55,322

Total Investment Income	11,468,978	7,303,658	3,677,042

Expenses:
Advisory fees	1,278,487	966,333	578,316
Administration fees	510,668	338,983	168,267
Custody, accounting and administrative services	175,942	126,000	89,396
Professional fees	167,324	113,868	60,212
Shareholder servicing fees	15,074	27,111	15,744
Transfer Agent fees	41,159	40,101	34,571
Trustee fees	45,515	31,133	15,674
Printing and mailing fees	30,006	23,313	16,757
Registration fees	25,884	33,200	21,386
Other	48,971	34,633	19,637

Total Expenses	2,339,030	1,734,675	1,019,960
Less — expense reductions	—	(8,943)	(163,327)

Net Expenses	2,339,030	1,725,732	856,633

Net Investment Income	$9,129,948	$5,577,926	$2,820,409

Realized and unrealized gain (loss)
Net realized loss	(4,384,423)	(2,833,454)	(1,277,009)
Net change in unrealized gain	26,251,783	18,945,752	8,668,643

Net realized and unrealized gain	21,867,360	16,112,298	7,391,634

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,997,308	$21,690,224	$10,212,043

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
From Operations:
Net investment income	$272,035	$561,273	$6,712,120	$7,480,713
Net realized gain	24,156,459	9,546,925	14,763,919	8,724,357
Net change in unrealized gain (loss)	54,913,637	16,987,666	40,396,183	(34,926,848)

Net increase (decrease) in net assets from operations	79,342,131	27,095,864	61,872,222	(18,721,778)

Distributions to Shareholders:
From distributable earnings	(10,062,498)	(11,128,619)	(14,174,780)	(24,451,548)

From Share Transactions:
Proceeds from sales of shares	40,524,142	40,566,034	44,754,515	27,373,944
Reinvestment of distributions	2,644,079	3,321,692	6,054,442	11,721,659
Cost of shares redeemed	(74,538,690)	(32,280,417)	(71,874,293)	(56,728,627)

Net increase (decrease) in net assets resulting from share transactions	(31,370,469)	11,607,309	(21,065,336)	(17,633,024)

TOTAL INCREASE (DECREASE)	37,909,164	27,574,554	26,632,106	(60,806,350)

Net Assets:
Beginning of year	202,701,395	175,126,841	244,442,976	305,249,326
End of year	$240,610,559	$202,701,395	$271,075,082	$244,442,976

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The MidCap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2024(a)
From Operations:
Net investment income	$194,191	$709,253	$718,223
Net realized gain	21,139,996	14,104,331	1,550,833
Net change in unrealized gain (loss)	30,371,691	(11,423,981)	5,327,570

Net increase in net assets from operations	51,705,878	3,389,603	7,596,626

Distributions to Shareholders:
From distributable earnings	(14,721,469)	(4,233,485)	(713,823)

From Share Transactions:
Proceeds from sales of shares	22,088,176	24,235,867	33,751,127
Reinvestment of distributions	3,683,999	920,999	544
Cost of shares redeemed	(55,341,404)	(34,487,260)	(1,754,436)

Net increase (decrease) in net assets resulting from share transactions	(29,569,229)	(9,330,394)	31,997,235

TOTAL INCREASE (DECREASE)	7,415,180	(10,174,276)	38,880,038

Net Assets:
Beginning of year	205,593,266	215,767,542	—
End of year	$213,008,446	$205,593,266	$38,880,038

(a)	Commenced operations on November 13, 2023.

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Bond Fund		The Short-Term Government Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
From Operations:
Net investment income	$38,297,912	$32,824,537	$724,580	$768,206
Net realized loss	(8,087,356)	(3,928,379)	(827,936)	(1,418,195)
Net change in unrealized gain (loss)	85,019,440	(17,202,946)	2,044,514	1,662,565

Net increase in net assets from operations	115,229,996	11,693,212	1,941,158	1,012,576

Distributions to Shareholders:
From distributable earnings	(38,854,228)	(34,771,703)	(687,254)	(795,813)

From Share Transactions:
Proceeds from sales of shares	240,409,309	252,575,715	3,458,982	2,095,858
Reinvestment of distributions	11,765,193	9,949,204	474,939	583,274
Cost of shares redeemed	(183,047,041)	(189,537,528)	(6,559,205)	(25,905,724)

Net increase (decrease) in net assets resulting from share transactions	69,127,461	72,987,391	(2,625,284)	(23,226,592)

TOTAL INCREASE (DECREASE)	145,503,229	49,908,900	(1,371,380)	(23,009,829)

Net Assets:
Beginning of year	1,043,813,856	993,904,956	31,182,481	54,192,310
End of year	$1,189,317,085	$1,043,813,856	$29,811,101	$31,182,481

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The National Tax-Free Intermediate Bond Fund		The Missouri Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
From Operations:
Net investment income	$9,129,948	$7,903,314	$5,577,926	$5,968,799
Net realized loss	(4,384,423)	(2,903,961)	(2,833,454)	(3,007,482)
Net change in unrealized gain (loss)	26,251,783	(715,891)	18,945,752	1,276,802

Net increase in net assets from operations	30,997,308	4,283,462	21,690,224	4,238,119

Distributions to Shareholders:
From distributable earnings	(9,094,454)	(8,530,818)	(5,572,583)	(5,961,123)

From Share Transactions:
Proceeds from sales of shares	77,626,801	102,365,343	51,413,847	50,422,142
Reinvestment of distributions	539,220	348,390	558,485	644,236
Cost of shares redeemed	(76,656,776)	(132,739,430)	(77,843,776)	(113,816,816)

Net increase (decrease) in net assets resulting from share transactions	1,509,245	(30,025,697)	(25,871,444)	(62,750,438)

TOTAL INCREASE (DECREASE)	23,412,099	(34,273,053)	(9,753,803)	(64,473,442)

Net Assets:
Beginning of year	346,013,415	380,286,468	248,364,162	312,837,604
End of year	$369,425,514	$346,013,415	$238,610,359	$248,364,162

The accompanying notes are an integral part of these financial statements.	53

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
From Operations:
Net investment income	$2,820,409	$2,843,118
Net realized loss	(1,277,009)	(3,079,648)
Net change in unrealized gain	8,668,643	2,016,995

Net increase in net assets from operations	10,212,043	1,780,465

Distributions to Shareholders:
From distributable earnings	(2,820,482)	(2,838,761)

From Share Transactions:
Proceeds from sales of shares	19,675,485	20,423,347
Reinvestment of distributions	166,191	258,208
Cost of shares redeemed	(33,206,405)	(44,256,091)

Net decrease in net assets resulting from share transactions	(13,364,729)	(23,574,536)

TOTAL DECREASE	(5,973,168)	(24,632,832)

Net Assets:
Beginning of year	124,204,352	148,837,184
End of year	$118,231,184	$124,204,352

54	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	The Growth Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$39.19	$36.54	$56.39	$42.32	$37.43

Net investment income(a)	0.06	0.11	0.09	0.07	0.15

Net realized and unrealized gain (loss)	15.45	4.91	(9.74)	15.90	6.95

Total from investment operations	15.51	5.02	(9.65)	15.97	7.10

Distributions to shareholders from net investment income	(0.12)	(0.08)	(0.08)	(0.15)	(0.19)

Distributions to shareholders from net realized gains	(1.83)	(2.29)	(10.12)	(1.75)	(2.02)

Total distributions	(1.95)	(2.37)	(10.20)	(1.90)	(2.21)

Net asset value, end of year	$52.75	$39.19	$36.54	$56.39	$42.32

Total return(b)	40.89%	14.59%	(20.81)%	38.86%	19.89%

Net assets, end of year (in 000s)	$240,611	$202,701	$175,127	$235,663	$210,702

Ratio of net expenses to average net assets	0.73%	0.71%	0.74%	0.68%	0.71%

Ratio of total expenses to average net assets	0.73%	0.71%	0.74%	0.68%	0.71%

Ratio of net investment income to average net assets	0.12%	0.29%	0.23%	0.14%	0.38%

Portfolio turnover rate	31%	41%	36%	39%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	55

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Value Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$28.73	$33.64	$36.21	$26.84	$31.50

Net investment income(a)	0.81	0.84	0.89	0.82	0.84

Net realized and unrealized gain (loss)	6.58	(3.03)	(1.52)	9.34	(3.14)

Total from investment operations	7.39	(2.19)	(0.63)	10.16	(2.30)

Distributions to shareholders from net investment income	(0.75)	(0.92)	(0.90)	(0.79)	(0.82)

Distributions to shareholders from net realized gains	(0.95)	(1.80)	(1.04)	—	(1.54)

Total distributions	(1.70)	(2.72)	(1.94)	(0.79)	(2.36)

Net asset value, end of year	$34.42	$28.73	$33.64	$36.21	$26.84

Total return(b)	26.48%	(7.21)%	(1.74)%	38.10%	(7.69)%

Net assets, end of year (in 000s)	$271,075	$244,443	$305,249	$346,369	$242,146

Ratio of net expenses to average net assets	0.70%	0.70%	0.68%	0.66%	0.70%

Ratio of total expenses to average net assets	0.70%	0.70%	0.68%	0.66%	0.71%

Ratio of net investment income to average net assets	2.49%	2.64%	2.56%	2.44%	2.99%

Portfolio turnover rate	46%	46%	34%	29%	54%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

56	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The MidCap Growth Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$39.98	$40.20	$59.47	$46.51	$43.88

Net investment income(a)	0.04	0.13	0.07	0.06	0.11 (b)

Net realized and unrealized gain (loss)	10.45	0.44	(9.55)	15.06	5.36

Total from investment operations	10.49	0.57	(9.48)	15.12	5.47

Distributions to shareholders from net investment income	(0.14)	(0.10)	(0.05)	(0.10)	(0.14)

Distributions to shareholders from net realized gains	(2.80)	(0.69)	(9.74)	(2.06)	(2.70)

Total distributions	(2.94)	(0.79)	(9.79)	(2.16)	(2.84)

Net asset value, end of year	$47.53	$39.98	$40.20	$59.47	$46.51

Total return(c)	27.32%	1.40%	(18.58)%	33.46%	13.08%

Net assets, end of year (in 000s)	$213,008	$205,593	$215,768	$316,815	$294,328

Ratio of net expenses to average net assets	0.83%	0.79%	0.77%	0.72%	0.77%

Ratio of total expenses to average net assets	0.83%	0.79%	0.77%	0.72%	0.77%

Ratio of net investment income to average net assets	0.09%	0.32%	0.15%	0.10%	0.26%

Portfolio turnover rate	60%	53%	63%	36%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	57

THE MIDCAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

	The MidCap Value Fund
	Period Ended October 31, 2024(a)
Per Share Data

Net asset value, beginning of period	$20.00

Net investment income(b)	0.49

Net realized and unrealized gain	5.24

Total from investment operations	5.73

Distributions to shareholders from net investment income	(0.45)

Net asset value, end of period	$25.28

Total return(c)	28.82%

Net assets, end of period (in 000s)	$38,880

Ratio of net expenses to average net assets	0.70	%(d)

Ratio of total expenses to average net assets	1.51	%(d)

Ratio of net investment income to average net assets	2.09	%(d)

Portfolio turnover rate	51%

(a)	Commenced operations on November 13, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Bond Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$16.60	$16.91	$20.65	$20.85	$20.46

Net investment income(a)	0.59	0.55	0.47	0.46	0.53

Net realized and unrealized gain (loss)	1.23	(0.29)	(3.59)	(0.13)	0.44

Total from investment operations	1.82	0.26	(3.12)	0.33	0.97

Distributions to shareholders from net investment income	(0.60)	(0.57)	(0.52)	(0.53)	(0.58)

Distributions to shareholders from net realized gains	—	—	(0.10)	—	—

Total distributions	(0.60)	(0.57)	(0.62)	(0.53)	(0.58)

Net asset value, end of year	$17.82	$16.60	$16.91	$20.65	$20.85

Total return(b)	11.05%	1.48%	(15.39)%	1.60%	4.82%

Net assets, end of year (in 000s)	$1,189,317	$1,043,814	$993,905	$1,233,445	$1,276,727

Ratio of net expenses to average net assets	0.66%	0.66%	0.64%	0.60%	0.61%

Ratio of total expenses to average net assets	0.66%	0.66%	0.64%	0.60%	0.61%

Ratio of net investment income to average net assets	3.35%	3.14%	2.50%	2.20%	2.55%

Portfolio turnover rate	17%	15%	19%	25%	20%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	59

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Short-Term Government Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$15.40	$15.36	$16.85	$17.25	$17.14

Net investment income(a)	0.37	0.30	0.19	0.15	0.23

Net realized and unrealized gain (loss)	0.61	0.05	(1.45)	(0.24)	0.23

Total from investment operations	0.98	0.35	(1.26)	(0.09)	0.46

Distributions to shareholders from net investment income	(0.35)	(0.31)	(0.23)	(0.30)	(0.35)

Distributions to shareholders from return of capital	—	—	—	(0.01)	—

Total distributions	(0.35)	(0.31)	(0.23)	(0.31)	(0.35)

Net asset value, end of year	$16.03	$15.40	$15.36	$16.85	$17.25

Total return(b)	6.41%	2.34%	(7.52)%	(0.56)%	2.73%

Net assets, end of year (in 000s)	$29,811	$31,182	$54,192	$61,794	$68,372

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.22%	1.10%	1.00%	1.03%	1.05%

Ratio of net investment income to average net assets	2.34%	1.96%	1.17%	0.90%	1.33%

Portfolio turnover rate	18%	11%	22%	38%	64%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

60	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$17.46	$17.70	$20.30	$20.45	$20.13

Net investment income(a)	0.46	0.38	0.31	0.31	0.37

Net realized and unrealized gain (loss)	1.11	(0.21)	(2.42)	(0.10)	0.39

Total from investment operations	1.57	0.17	(2.11)	0.21	0.76

Distributions to shareholders from net investment income	(0.46)	(0.38)	(0.31)	(0.32)	(0.37)

Distributions to shareholders from net realized gains	—	(0.03)	(0.18)	(0.04)	(0.07)

Total distributions	(0.46)	(0.41)	(0.49)	(0.36)	(0.44)

Net asset value, end of year	$18.57	$17.46	$17.70	$20.30	$20.45

Total return(b)	8.99%	0.90%	(10.56)%	1.01%	3.82%

Net assets, end of year (in 000s)	$369,426	$346,013	$380,286	$461,668	$459,387

Ratio of net expenses to average net assets	0.63%	0.62%	0.59%	0.57%	0.58%

Ratio of total expenses to average net assets	0.63%	0.62%	0.59%	0.57%	0.58%

Ratio of net investment income to average net assets	2.46%	2.09%	1.63%	1.52%	1.81%

Portfolio turnover rate	39%	16%	26%	28%	19%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	61

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$17.33	$17.58	$19.98	$20.12	$19.89

Net investment income(a)	0.42	0.39	0.35	0.36	0.38

Net realized and unrealized gain (loss)	1.12	(0.25)	(2.40)	(0.14)	0.23

Total from investment operations	1.54	0.14	(2.05)	0.22	0.61

Distributions to shareholders from net investment income	(0.42)	(0.39)	(0.35)	(0.36)	(0.38)

Net asset value, end of year	$18.45	$17.33	$17.58	$19.98	$20.12

Total return(b)	8.89%	0.70%	(10.37)%	1.07%	3.10%

Net assets, end of year (in 000s)	$238,610	$248,364	$312,838	$384,681	$382,640

Ratio of net expenses to average net assets	0.70%	0.68%	0.63%	0.60%	0.62%

Ratio of total expenses to average net assets	0.70%	0.68%	0.63%	0.60%	0.62%

Ratio of net investment income to average net assets	2.26%	2.13%	1.84%	1.77%	1.91%

Portfolio turnover rate	29%	11%	19%	15%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

62	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of year	$17.24	$17.48	$19.94	$20.11	$19.77

Net investment income(a)	0.42	0.36	0.32	0.30	0.36

Net realized and unrealized gain (loss)	1.02	(0.24)	(2.46)	(0.17)	0.34

Total from investment operations	1.44	0.12	(2.14)	0.13	0.70

Distributions to shareholders from net investment income	(0.42)	(0.36)	(0.32)	(0.30)	(0.36)

Net asset value, end of year	$18.26	$17.24	$17.48	$19.94	$20.11

Total return(b)	8.38%	0.63%	(10.82)%	0.64%	3.54%

Net assets, end of year (in 000s)	$118,231	$124,204	$148,837	$177,918	$182,352

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.83%	0.77%	0.76%	0.72%	0.75%

Ratio of net investment income to average net assets	2.30%	2.00%	1.71%	1.49%	1.79%

Portfolio turnover rate	28%	22%	12%	13%	16%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	63

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios. The Growth Fund, Value Fund, MidCap Growth Fund, MidCap Value Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each, individually a “Fund” and collectively, the “Funds”). Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act. The MidCap Value Fund commenced operations on November 13, 2023.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — Each Fund’s investments are valued based on market value, or where market quotations or pricing service prices are not readily available, based on fair value calculated according to procedures adopted by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by significant events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D. Offering and Organizational Costs — Offering costs paid in connection with the initial offering of shares of MidCap Value Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of this Fund were expensed on the first day of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value and MidCap Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined on the lowest level input that is significant to the fair value measurement in its entirety. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of October 31, 2024.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2024:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$238,646,472	$—	$—
Exchange Traded Fund	1,413,569	—	—
Investment Company	751,459	—	—

Total	$240,811,500	$—	$—
VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$263,301,802	$—	$—
Exchange Traded Fund	6,568,800	—	—
Investment Company	1,031,442	—	—

Total	$270,902,044	$—	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$204,884,495	$—	$—
Exchange Traded Fund	7,122,807	—	—
Investment Company	1,155,084	—	—

Total	$213,162,386	$—	$—

MIDCAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$37,301,753	$—	$—
Exchange Traded Fund	1,435,280	—	—
Investment Company	154,401	—	—

Total	$38,891,434	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$153,122,046	$—
Municipal Bond Obligations	—	91,593,590	—
Mortgage-Backed Obligations	—	258,322,371	—
Corporate Obligations	—	458,596,218	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	192,894,486	6,386,818	—
Investment Company	21,535,990	—	—

Total	$214,430,476	$968,021,043	$—
SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$394,901	$—
Mortgage-Backed Obligations	—	13,516,779	—
U.S. Treasury Obligations	11,773,468	3,656,096	—
Investment Company	147,260	—	—

Total	$11,920,728	$17,567,776	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$362,957,194	$—
Investment Company	1,686,961	—	—

Total	$1,686,961	$362,957,194	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$238,221,947	$—
Investment Company	847,674	—	—

Total	$847,674	$238,221,947	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$116,111,380	$—
Investment Company	1,165,740	—	—

Total	$1,165,740	$116,111,380	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	In excess of $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	In excess of $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		In excess of $200 million

MidCap Growth Fund	0.50%		0.40%
	First $200 million		In excess of $200 million

MidCap Value	0.40%		0.30%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2024, the effective advisory fees were 0.40%, 0.30%, 0.49%, 0.36%, 0.50%, 0.34%, 0.39% and 0.47%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. For the period November 13, 2023 (commencement of operations) to October 31, 2024, the effective advisory fee of the MidCap Value Fund was 0.40%.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses for all Funds (except The MidCap Growth Fund) so that after such waivers and/or reimbursements, the maximum total operating expense ratios of the Funds on an annualized basis, shall not exceed 1.00%, 0.70%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2025. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2024.

Pursuant to the Amended and Restated Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as broker-dealers, banks, trust companies, employee benefit plan representatives, other financial institutions, or industry professionals (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the compensation earned by the Trustees’ for their services as Trustees. Under the Plan, such Trustees have deferred fees treated as if they had

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$71,548,080	$—	$111,589,025

Value	—	123,406,120	—	150,894,080

MidCap Growth	—	128,157,579	—	168,087,116

MidCap Value(1)	—	49,763,817	—	17,872,466

Bond	130,516,935	124,180,912	18,513,109	177,597,443

Short-Term Government	4,779,387	—	10,273,352	2,229,177

National Tax-Free Intermediate Bond	—	144,955,936	—	140,016,017

Missouri Tax-Free Intermediate Bond	—	70,620,272	—	90,430,416

Kansas Tax-Free Intermediate Bond	—	34,227,878	—	47,233,225

(1)	For the period November 13, 2023 (commencement of operations) to October 31, 2024.

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Growth	Value	MidCap Growth	MidCap Value(1)	Bond
Distributions paid from:
Ordinary income	$670,140	$6,196,161	$986,609	$713,823	$38,854,228
Net long-term capital gains	9,392,358	7,978,619	13,734,860	—	—
Total taxable distributions	$10,062,498	$14,174,780	$14,721,469	$713,823	$38,854,228

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$687,254	$635,653	$82,073	$46,278
Net long-term capital gains	—	—	—	—
Total taxable distributions	$687,254	$635,653	$82,073	$46,278
Total tax-exempt income distributions	$—	$8,458,801	$5,490,510	$2,774,204

(1)	For the period November 13, 2023 (commencement of operations) to October 31, 2024.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$320,945	$8,011,443	$569,477	$34,771,703
Net long-term capital gains	10,807,674	16,440,105	3,664,008	—
Total taxable distributions	$11,128,619	$24,451,548	$4,233,485	$34,771,703

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$795,813	$446,636	$184,323	$102,971
Net long-term capital gains	—	704,156	—	—
Total taxable distributions	$795,813	$1,150,792	$184,323	$102,971
Total tax-exempt income distributions	$—	$7,380,026	$5,776,800	$2,735,790

As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Undistributed ordinary income — net	$3,634,567	$3,884,945	$1,033,546	$1,585,489	$2,552,160
Undistributed long-term capital gains	20,796,867	11,399,445	20,157,937	27,047	—
Total undistributed earnings	$24,431,434	$15,284,390	$21,191,483	$1,612,536	$2,552,160
Capital loss carryforward	—	—	—	—	(16,885,778)
Timing differences (Dividends Payable, Real Estate investment trusts, deferred trustees’ fees)	(32,642)	(47,895)	(22,299)	(7,652)	(2,651,937)
Unrealized gains (losses) — net	125,514,540	55,816,133	59,255,527	5,327,570	(89,426,166)
Total accumulated gains (losses) — net	$149,913,332	$71,052,628	$80,424,711	$6,932,454	$(106,411,721)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$38,783	$—	$—	$—
Undistributed tax-exempt income	—	1,299,482	619,171	317,790
Undistributed long-term capital gains	—	—	—	—
Total undistributed earnings	$38,783	$1,299,482	$619,171	$317,790
Capital loss carryforward	(7,873,242)	(7,267,783)	(9,005,159)	(4,611,346)
Timing differences (Dividends Payable, deferred trustees’ fees)	(40,987)	(811,037)	(486,596)	(251,365)
Unrealized gains (losses) — net	(906,778)	(10,074,159)	(8,297,244)	(2,719,079)
Total accumulated gains (losses) — net	$(8,782,224)	$(16,853,497)	$(17,169,828)	$(7,264,000)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(301,966)	$(605,135)	$(776,774)	$(1,966,175)	$(145,461)
Perpetual Long-term	(16,583,812)	(7,268,107)	(6,491,009)	(7,038,984)	(4,465,885)
Total capital loss carryforwards:	$(16,885,778)	$(7,873,242)	$(7,267,783)	$(9,005,159)	$(4,611,346)

As of October 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Tax Cost	$115,296,960	$215,085,911	$153,906,859	$33,563,864	$1,271,877,685
Gross unrealized gain	125,737,000	59,223,917	62,118,499	5,828,425	6,783,080
Gross unrealized loss	(222,460)	(3,407,784)	(2,862,972)	(500,855)	(96,209,246)
Net unrealized security gain (loss)	$125,514,540	$55,816,133	$59,255,527	$5,327,570	$(89,426,166)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$30,395,282	$374,718,314	$247,366,865	$119,996,199
Gross unrealized gain	248,291	1,201,156	425,206	273,995
Gross unrealized loss	(1,155,069)	(11,275,315)	(8,722,450)	(2,993,074)
Net unrealized security gain (loss)	$(906,778)	$(10,074,159)	$(8,297,244)	$(2,719,079)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

The Midcap Value Fund reclassed $49,651 from paid in capital to distributable earnings for the year ending October 31, 2024. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from certain non-deductible expenses.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by federal and certain state authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

7. OTHER RISKS (continued)

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value.

Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of its net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

7. OTHER RISKS (continued)

recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	888,391	1,140,268
Reinvestment of distributions	63,247	95,735
Shares redeemed	(1,561,929)	(857,110)

Net Increase (Decrease)	(610,291)	378,893

	The Value Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	1,402,036	873,696
Reinvestment of distributions	195,526	363,363
Shares redeemed	(2,228,282)	(1,805,450)

Net Decrease	(630,720)	(568,391)

	The Midcap Growth Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	491,656	584,730
Reinvestment of distributions	88,505	22,700
Shares redeemed	(1,240,724)	(832,056)

Net Decrease	(660,563)	(224,626)

		The Midcap Value Fund
		For the Period Ended October 31, 2024(a)
		Shares
Shares sold		1,610,453
Reinvestment of distributions		22
Shares redeemed		(72,316)

Net Increase		1,538,159
(a) Commenced operations on November 13, 2023.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	13,574,852	14,410,164
Reinvestment of distributions	664,334	572,561
Shares redeemed	(10,382,219)	(10,883,754)

Net Increase	3,856,967	4,098,971

	The Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	218,480	134,763
Reinvestment of distributions	30,016	37,542
Shares redeemed	(414,304)	(1,676,181)

Net Decrease	(165,808)	(1,503,876)

	The National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	4,170,060	5,562,147
Reinvestment of distributions	28,926	19,083
Shares redeemed	(4,127,198)	(7,244,872)

Net Increase (Decrease)	71,788	(1,663,642)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	2,782,371	2,750,782
Reinvestment of distributions	30,140	35,270
Shares redeemed	(4,213,097)	(6,248,661)

Net Decrease	(1,400,586)	(3,462,609)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023
	Shares	Shares
Shares sold	1,073,661	1,119,608
Reinvestment of distributions	9,058	14,253
Shares redeemed	(1,814,462)	(2,441,805)

Net Decrease	(731,743)	(1,307,944)

THE COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The MidCap Value Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, except for The MidCap Value Fund, which is for the period from November 13, 2023 (commencement of operations) to October 31, 2024, the statements of changes in net assets for each of the years in the two-year period then ended, except for The MidCap Value Fund which is for the period from November 13, 2023 to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended, except for The MidCap Value Fund which is for the period from November 13, 2023 to October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year or period then ended, the changes in their net assets for each of the years in the two-year period then ended, except for The MidCap Value Fund which is for the period from November 13, 2023 to October 31, 2024, and the financial highlights for each of the years in the five-year period then ended, except for The MidCap Value Fund which is for the period from November 13, 2023 to October 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce Funds investment companies since 1994.

Boston, Massachusetts

December 20, 2024

THE COMMERCE FUNDS

The Commerce Funds

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2024, 100.00%, 77.78%, 100.00%, and 33.82% of the dividends paid from net investment company taxable income by the Growth, Value, MidCap Growth, and MidCap Value Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2024, 100.00%, 100.00%, 100.00%, and 100.00% of the dividends paid from net investment company taxable income by the Growth, Value, MidCap Growth, and MidCap Value Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, MidCap Growth, and Value Funds designate $9,421,269, $13,734,860, and $7,978,619, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2024.

During the year ended October 31, 2024, 93.01%, 98.53%, and 98.36%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2024, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2024, the Bond and Short-Term Government Funds, designate 100.00% and 100.00%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

THE COMMERCE FUNDS

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

Not applicable for the reporting period.

More information about The Commerce Funds

is available free upon request. To obtain

literature, please write, visit the Funds website,

or call.

Commerce Funds

P.O.Box 219525

Kansas City, MO 64142-9525

Website: www.commercefunds.com

Telephone: 1-800-995-6365

(b)	Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act”) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1) The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 6, 2025